As filed with the Securities and Exchange Commission on January 6, 2025
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-23761
NEUBERGER BERMAN ETF TRUST
(Exact Name of Registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)
Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman ETF Trust
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006-1600
 (Names and Addresses of agents for service)
Registrant’s telephone number, including area code: (212) 476-8800
Date of fiscal year end: October 31
Date of reporting period: October 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Shareholders.
(a) Following are copies of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

Neuberger Berman

Energy Transition & Infrastructure ETF

Annual Shareholder Report

October 31, 2024

NBET | NYSE Arca, Inc.

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to October 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/etfs/energy-transition-infrastructure-etf?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Energy Transition & Infrastructure ETF	$9	0.55%
Footnote	Description
Footnote*	Expenses for a full reporting period would be higher.

How did the Fund perform over the period?

For the one year ended October 31, 2024, which was prior to the Fund’s strategy change as described in the Material Fund Changes section, the Fund achieved a 44.69% total return on a net asset value (NAV) basis and a 44.17% total return on a market price basis. Over the two-month reporting period, the Fund generated a total return of 4.10% on a NAV basis and a 4.25% total return on a market price basis. These Fund returns compare favorably to the one-year 32.79% total return of the MSCI All Country World Index (Net) (the Index) and the two-month 0.03% total return of the Index. The Fund's success was largely driven by strong performances in the Utilities and Industrials sectors. However, the Fund's limited exposure to the Information Technology (IT) and Communication Services sectors, due to thematic relevance, led to relative underperformance versus the Index in those areas.

Performance Attribution

Top Contributors

Top Detractors

  Utilities sector

  Industrials sector

  IT sector

  Communications Services sector

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

	Energy Transition & Infrastructure ETF (at NAV) $12,437	MSCI All Country World Index (Net) $12,372
4/6/2022	$10,000	$10,000
8/31/22	$9,621	$8,793
8/31/23	$9,689	$10,020
8/31/24	$11,947	$12,369
10/31/24	$12,437	$12,372

Average Annual Total Returns

Name	1 Year	Since Inception 4/6/22
Energy Transition & Infrastructure ETF (at NAV)	44.69%	8.85%
MSCI All Country World Index (Net)	32.79%	8.63%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund since inception, including a comparison to a broad-based market index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.The investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/en/us/products/etfs/energy-transition-infrastructure-etf?section=performance.

The total annual operating expense ratios for fiscal year 2023 were 0.65%/0.55% (before and after the fee waiver, respectively). In connection with the changes described further below and in a supplement to the Fund's prospectus, effective November 1, 2024, the total estimated operating expense ratios are 2.60%/0.55% (before and after the fee waiver, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$14,551,178
Number of Portfolio Holdings	26
Portfolio Turnover Rate	2%
Total Investment Advisory Fees Paid	$28,857

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Energy Transfer LP	8.2%
Targa Resources Corp.	7.7%
Enterprise Products Partners LP	7.4%
Cheniere Energy, Inc.	6.4%
Western Midstream Partners LP	5.6%
Williams Cos., Inc.	5.1%
Sempra	5.1%
Clearway Energy, Inc., Class C	4.3%
CenterPoint Energy, Inc.	4.1%
NextEra Energy, Inc.	3.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Energy	73.7%
Utilities	22.3%
Materials	4.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2024, and effective November 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at www.nb.com/en/us/products/etfs/energy-transition-infrastructure-etf?section=documents or upon request at 800.877.9700 or fundinfo@nb.com.

The Fund's name changed to the Neuberger Berman Energy Transition & Infrastructure ETF.

The goal changed to seek total return through growth and income, and the portfolio managers changed.

As described more fully in a supplement dated October 15, 2024, on October 14, 2024, shareholders approved a change (a) in the Fund's classification from diversified to non-diversified; and (b) to the Fund's industry concentration policy to invest greater than 25% of its total assets in the oil, gas and consumable fuels industry. The Fund’s principal investment strategy and risks changed consistent with the change in the Fund’s 80% policy to invest at least 80% of its net assets in equity securities of energy transition companies and infrastructure companies, which includes the addition of risks related to energy transition companies, master limited partnerships, natural resources, non-diversification, and the oil, gas and consumable fuels industry. The fiscal year end changed from August 31 to October 31. The Fund also changed its distribution frequency for net investment income from annually to quarterly.

The Fund's fee structure changed from a unitary fee of 0.65% of average net assets to separate management and administration agreements of 0.55% and 0.09% of average net assets, respectively. The Fund has a new contractual expense limitation agreement until 10/31/2028 to keep fees consistent with the Fund’s prior fees until that date, including waivers.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/etfs/energy-transition-infrastructure-etf?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0219 12/24

Annual Shareholder Report

October 31, 2024

NBET | NYSE Arca, Inc.

Neuberger Berman

Short Duration Income ETF

Annual Shareholder Report

October 31, 2024

NBSD | NYSE Arca, Inc.

This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/etfs/short-duration-income-etf?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Income ETF	$35	0.34%

How did the Fund perform last year?

The Fund generated an 8.64% total return on a net asset value (NAV) basis and an 8.76% total return on a market price basis versus the 6.25% total return for the Bloomberg 1-3 Year U.S. Government/Credit Bond Index (the Index) over the same period. Top contributors relative to the Index included the Fund’s exposures to Securitized Credit, Investment Grade Credit and Non-Investment Grade Credit. The Fund’s duration and yield curve positioning detracted from performance.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Securitized Credit

  Investment Grade Credit

  Non-Investment Grade Credit

  Duration and yield curve positioning

  Futures contracts

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Short Duration Income ETF (at NAV) $12,092	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg 1-3 Year U.S. Government/Credit Bond Index $11,672
10/31/14	$10,000	$10,000	$10,000
10/31/15	$10,064	$10,196	$10,087
10/31/16	$10,170	$10,641	$10,219
10/31/17	$10,246	$10,737	$10,288
10/31/18	$10,276	$10,517	$10,323
10/31/19	$10,750	$11,727	$10,827
10/31/20	$10,999	$12,453	$11,194
10/31/21	$11,358	$12,393	$11,189
10/31/22	$10,603	$10,450	$10,643
10/31/23	$11,131	$10,487	$10,986
10/31/24	$12,092	$11,593	$11,672

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Short Duration Income ETF (at NAV)	8.64%	2.38%	1.92%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index	6.25%	1.51%	1.56%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Prior to the Fund's listing on the NYSE Arca on June 24, 2024, the Institutional Class net asset values per share ("NAV") of Neuberger Berman Short Duration Bond Fund are used to represent the NAV return history of the Fund. The investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/en/us/products/etfs/short-duration-income-etf?section=performance.

As stated in the Fund’s most recent prospectus, the estimated total annual operating expense ratios for fiscal year 2024 were 0.46%/0.35% (before and after any expense reimbursements and/or fee waiver, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

On July 24, 2024, the Fund began comparing its performance to the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The Bloomberg 1-3 Year U.S. Government/Credit Bond Index will be maintained as a secondary index as it shows how the Fund's performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the Bloomberg U.S. Aggregate Bond Index.

Key Fund Statistics

Net Assets	$151,166,025
Number of Portfolio Holdings	355
Portfolio Turnover Rate	74%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	6.8%
Federal Home Loan Mortgage Corp.	5.4%
Federal National Mortgage Association Connecticut Avenue Securities	4.5%
Federal National Mortgage Association	3.7%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	2.6%
Citigroup, Inc.	1.5%
Goldman Sachs Group, Inc.	1.4%
Wells Fargo & Co.	1.4%
Signal Peak CLO 8 Ltd.	1.3%
Bank of America Corp.	1.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Corporate Bonds	38.7%
Mortgage-Backed Securities	29.6%
Asset-Backed Securities	23.9%
Loan Assignments	1.4%
Short-Term Investments	6.8%
Liabilities Less Other Assets	(0.5)%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, which is available at www.nb.com/en/us/products/etfs/short-duration-income-etf?section=documents or upon request at 800.877.9700 or fundinfo@nb.com.

Effective after the close of business on June 21, 2024, pursuant to an Agreement and Plan of Reorganization previously approved by the Board of Trustees, Neuberger Berman Short Duration Bond Fund was reorganized into Neuberger Berman Short Duration Income ETF. Neuberger Berman Short Duration Income ETF has the same investment adviser, investment objective and fundamental investment policies and substantially similar principal investment strategies as its predecessor fund.

In connection with the reorganization, the Fund's management fee changed to 0.17% of the first $2 billion of average daily net assets and 0.15% of average daily net assets in excess of $2 billion. Its administration fee changed to 0.09% of average net assets and the contractual expense cap was changed to 0.34% of average net assets until 10/31/2027.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/etfs/short-duration-income-etf?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

Z0321 12/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

October 31, 2024

NBSD | NYSE Arca, Inc.

Neuberger Berman

Flexible Credit Income ETF

Annual Shareholder Report

October 31, 2024

NBFC | NYSE Arca, Inc.

This annual shareholder report contains important information about the Fund for the period of June 24, 2024 to October 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/etfs/flexible-credit-income-etf?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Flexible Credit Income ETF	$14	0.39%
Footnote	Description
Footnote*	Expenses for a full reporting period would be higher.

How did the Fund perform over the period?

From its inception on June 24, 2024 to October 31, 2024, the Fund generated a 3.74% total return on a net asset value (NAV) basis and a 4.07% total return on a market price basis versus the 1.85% total return for the Bloomberg U.S. Aggregate Bond Index (the Index) over the same period. The top contributors relative to the Index included the Fund’s exposures within Non-Investment Grade Credit, Emerging Markets Debt and Investment Grade Credit.  There were no detractors over the period.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Forward foreign currency contracts

  Futures contracts

  Swap contracts

  Non-Investment Grade Credit

  Emerging Markets Debt

  Investment Grade Credit

  There were no detractors over the period

Average Annual Total Returns

Key Fund Statistics

Net Assets	$52,221,828
Number of Portfolio Holdings	318
Portfolio Turnover Rate	33%
Total Investment Advisory Fees Paid	$0
Name	Since Inception 6/24/24
Flexible Credit Income ETF (at NAV)	3.74%
Bloomberg U.S. Universal Index	2.14%
Bloomberg U.S. Aggregate Bond Index	1.85%

The table does not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/en/us/products/etfs/flexible-credit-income-etf?section=performance.

As stated in the Fund’s most recent prospectus, the estimated total annual operating expense ratios for fiscal year 2024 were 0.86%/0.40% (before and after any expense reimbursements and/or fee waiver, respectively). Absent any applicable expense reimbursements and/or fee waivers, returns would have been lower.

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

U.S. Treasury	4.0%
Wellington Management CLO 3 Ltd.	2.3%
Ballyrock CLO 27 Ltd.	2.3%
AGL CLO 33 Ltd.	2.3%
Symphony CLO 45 Ltd.	2.3%
State Street Institutional U.S. Government Money Market Fund	1.6%
AssuredPartners, Inc.	1.3%
Bausch & Lomb Corp.	1.2%
Motion Finco SARL	1.1%
Trident TPI Holdings, Inc.	1.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Corporate Bonds	63.2%
Asset-Backed Securities	11.5%
Loan Assignments	10.5%
Foreign Government Securities	8.3%
U.S. Treasury Obligations	4.1%
Mortgage-Backed Securities	3.8%
Short-Term Investments	1.6%
Liabilities Less Other Assets	(3.0)%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/etfs/flexible-credit-income-etf?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0429 12/24

Annual Shareholder Report

October 31, 2024

NBFC | NYSE Arca, Inc.

(b) Not applicable to the Registrant.
Item 2.  Code of Ethics.
The Board of Trustees (“Board”) of Neuberger Berman ETF Trust (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.
A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Absolute Return Multi-Manager Fund's Form N-CSR, Investment Company Act file number 811-21715 (filed January 6, 2025). The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).
Item 3.  Audit Committee Financial Expert.
The Board has determined that the Registrant has three audit committee financial experts serving on its audit committee. The Registrant’s audit committee financial experts are Michael J. Cosgrove, Martha C. Goss and Deborah C. McLean. Mr. Cosgrove, Ms. Goss and Ms. McLean are independent trustees as defined by Form N-CSR.
Item 4.  Principal Accountant Fees and Services.
Ernst & Young, LLP (“E&Y”) serves as independent registered public accounting firm to each series of the Registrant.
(a) Audit Fees
The aggregate fees billed for professional services rendered by E&Y for the audit of the annual financial statements or services that are normally provided by E&Y in connection with statutory and regulatory filings or engagements were $107,390 for the fiscal period ended October 31, 2024.
(b) Audit-Related Fees
The aggregate fees billed to the Registrant for assurance and related services by E&Y that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Audit Fees were $0 for the fiscal period ended October 31, 2024. The Audit Committee approved 0% of these services provided by E&Y for the fiscal period ended October 31, 2024, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.
The fees billed to other entities in the investment company complex for assurance and related services by E&Y that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 for the fiscal period ended October 31, 2024. The Audit Committee approved 0% of these services provided by E&Y for the fiscal period ended October 31, 2024, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.
(c) Tax Fees

The aggregate fees billed to the Registrant for professional services rendered by E&Y for tax compliance, tax advice, and tax planning were $39,050 for the fiscal period ended October 31, 2024. The nature of the services provided includes preparation of the Federal and State tax extensions and tax returns, review of annual excise tax calculations, and preparation of form 8613, in addition to assistance with the identification of Passive Foreign Investment Companies, assistance with determination of various foreign withholding taxes, and assistance with Internal Revenue Code and tax regulation requirements for fund investments. The Audit Committee approved 0% of these services provided by E&Y for the fiscal period ended October 31, 2024, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for professional services rendered by E&Y for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 for the fiscal period ended October 31, 2024. The Audit Committee approved 0% of these services provided by E&Y for the fiscal period ended October 31, 2024, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.
(d) All Other Fees
The aggregate fees billed to the Registrant for products and services provided by E&Y, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees were $0 for the fiscal period ended October 31, 2024. The Audit Committee approved 0% of these services provided by E&Y for the fiscal period ended October 31, 2024, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.
The fees billed to other entities in the investment company complex for products and services provided by E&Y, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 for the fiscal period ended October 31, 2024. The Audit Committee approved 0% of these services provided by E&Y for the fiscal period ended October 31, 2024, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.
(e)  Audit Committee’s Pre-Approval Policies and Procedures
(1) The Audit Committee’s pre-approval policies and procedures for the Registrant to engage an accountant to render audit and non-audit services delegate to each member of the Committee the power to pre-approve services between meetings of the Committee.
(2) None of the services described in paragraphs (b) through (d) above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Hours Attributed to Other Persons
Not applicable.
(g) Non-Audit Fees
Non-audit fees billed by E&Y for services rendered to the Registrant were $39,050 for the fiscal period ended October 31, 2024.
Non-audit fees billed by E&Y for services rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $0 for the fiscal period ended October 31, 2024.
(h) The Audit Committee of the Board considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved by the Audit Committee because the engagement did not relate directly to the operations and financial reporting of the Registrant is compatible with maintaining E&Y’s independence.
(i) Not applicable.
(j) Not applicable.
Item 5.  Audit Committee of Listed Registrants.
(a) The Board has established a separately-designated standing audit committee established in  accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (“Exchange Act”). Its members are Michael J. Cosgrove (Chair), Martha C. Goss (Vice Chair), Deborah C. McLean, and Paul M. Nakasone.

(b) Not applicable to the Registrant.
Item 6.  Investments.
(a)	The complete schedule of investments for each series is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Neuberger Berman
ETF Trust
Energy Transition & Infrastructure ETF (formerly Carbon Transition & Infrastructure ETF)
Flexible Credit Income ETF
Short Duration Income ETF

Annual Financial Statements and Other Information
October 31, 2024

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund names in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Legend October 31, 2024 (Unaudited)
Neuberger Berman ETF Trust
Clearinghouses:
ICE CC	= ICE Clear Credit LLC
Counterparties:
JPM	= JPMorgan Chase Bank N.A.
SSB	= State Street Bank and Trust Company
UBS	= UBS AG
WBC	= Westpac Banking Corp.
Index Periods/Payment Frequencies:
3M	= 3 Months
Other Abbreviations:
CJSC	= Closed Joint Stock Company
JSC	= Joint Stock Company
Management or NBIA	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
LIBOR	= London Interbank Offered Rate
SOFR	= Secured Overnight Financing Rate
Currency Abbreviations:
EUR	= Euro
USD	= United States Dollar

Schedule of Investments Energy Transition & Infrastructure ETF†^  October 31, 2024

Number of Shares		Value
Common Stocks 75.0%
Chemicals 3.9%
930	Air Products & Chemicals, Inc.	$288,793
616	Linde PLC	280,988
		569,781
Electric Utilities 3.8%
7,054	NextEra Energy, Inc.	559,030
Independent Power and Renewable Electricity Producers 7.2%
14,100	Brookfield Renewable Corp. Class A	431,178
21,650	Clearway Energy, Inc. Class C	614,427
		1,045,605
Multi-Utilities 11.1%
19,914	CenterPoint Energy, Inc.	588,061
2,350	DTE Energy Co.	291,917
8,744	Sempra	728,987
		1,608,965
Oil, Gas & Consumable Fuels 49.0%
34,200	Antero Midstream Corp.	491,454
18,100	Antero Resources Corp.	468,428 *
4,780	Cheniere Energy, Inc.	914,796
5,686	DT Midstream, Inc.	512,593
7,225	Enbridge, Inc.	291,890
3,725	Exxon Mobil Corp.	435,006
8,500	Hess Midstream LP Class A	294,525
8,900	Kinetik Holdings, Inc.	433,163
Number of Shares		Value
Oil, Gas & Consumable Fuels – cont'd
8,700	Occidental Petroleum Corp.	$435,957
3,000	ONEOK, Inc.	290,640
6,975	Pembina Pipeline Corp.	291,485
6,600	Targa Resources Corp.	1,101,936
9,400	Tourmaline Oil Corp.	433,358
13,974	Williams Cos., Inc.	731,818
		7,127,049

Total Common Stocks (Cost $10,529,901)		10,910,430
Number of Units
Master Limited Partnerships and Limited Partnerships 23.9%
Oil, Gas & Consumable Fuels 23.9%
71,200	Energy Transfer LP	1,173,376
37,300	Enterprise Products Partners LP	1,069,018
24,800	Plains GP Holdings LP Class A	426,560 *
21,400	Western Midstream Partners LP	807,422
Total Master Limited Partnerships and Limited Partnerships (Cost $3,483,101)		3,476,376
Total Investments 98.9% (Cost $14,013,002)		14,386,806
Other Assets Less Liabilities 1.1%		164,372
Net Assets 100.0%		$14,551,178

*	Non-income producing security.
See Notes to Financial Statements

Schedule of Investments Energy Transition & Infrastructure ETF†^  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of October 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$10,910,430	$—	$—	$10,910,430
Master Limited Partnerships and Limited Partnerships#	3,476,376	—	—	3,476,376
Total Investments	$14,386,806	$—	$—	$14,386,806

#	The Schedule of Investments provides information on the industry or sector categorization.
†   Formerly Neuberger Berman Carbon Transition & Infrastructure ETF through October 31, 2024.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^  October 31, 2024

Principal Amount(a)		Value
U.S. Treasury Obligations 4.1%
$2,150,000	U.S. Treasury Bills, 5.09%, due 12/26/2024 (Cost $2,133,285)	$2,134,992 (b)

Mortgage-Backed Securities 3.8%
Collateralized Mortgage Obligations 1.3%
96,026	COLT Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.42%, due 5/25/2069	97,082 (c)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
130,000	Series 2022-HQA1, Class B1, (30 day USD SOFR Average + 7.00%), 11.86%, due 3/25/2042	143,623 (c)(d)
135,000	Series 2022-DNA3, Class B1, (30 day USD SOFR Average + 5.65%), 10.51%, due 4/25/2042	145,694 (c)(d)
Federal National Mortgage Association Connecticut Avenue Securities
45,000	Series 2020-R02, Class 2B1, (30 day USD SOFR Average + 3.11%), 7.97%, due 1/25/2040	45,956 (c)(d)
135,000	Series 2023-R05, Class 1B1, (30 day USD SOFR Average + 4.75%), 9.61%, due 6/25/2043	146,515 (c)(d)
94,601	Verus Securitization Trust, Series 2024-4, Class A2, 6.57%, due 6/25/2069	95,301 (c)
674,171
Commercial Mortgage-Backed 2.5%
100,000	BAMLL Trust, Series 2024-BHP, Class B, (1 mo. USD Term SOFR + 2.90%), 7.70%, due 8/15/2039	100,329 (c)(d)
BANK
75,000	Series 2023-BNK45, Class C, 6.28%, due 2/15/2056	75,266 (e)
75,000	Series 2024-BNK47, Class C, 6.61%, due 6/15/2057	75,704 (e)
75,000	BANK5, Series 2024-5YR7, Class B, 6.94%, due 6/15/2057	77,992
BX Trust
100,000	Series 2024-VLT4, Class E, (1 mo. USD Term SOFR + 2.89%), 7.69%, due 7/15/2029	100,157 (c)(d)
75,000	Series 2024-BIO, Class B, (1 mo. USD Term SOFR + 1.94%), 6.74%, due 2/15/2041	74,812 (c)(d)
78,000	COMM Mortgage Trust, Series 2024-277P, Class B, 7.00%, due 8/10/2044	80,520 (c)(e)
60,000	CONE Trust, Series 2024-DFW1, Class D, (1 mo. USD Term SOFR + 3.04%), 7.84%, due 8/15/2041	60,000 (c)(d)
100,000	Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class D, 3.55%, due 9/10/2035	93,547 (c)(e)
100,000	Fashion Show Mall LLC, Series 2024-SHOW, Class C, 6.28%, due 10/10/2041	97,539 (c)(e)
100,000	Morgan Stanley Capital I Trust, Series 2021-230P, Class B, (1 mo. USD Term SOFR + 1.56%), 6.37%, due 12/15/2038	94,031 (c)(d)
73,045	One Market Plaza Trust, Series 2017-1MKT, Class A, 3.61%, due 2/10/2032	67,833 (c)
100,000	ONE Mortgage Trust, Series 2021-PARK, Class D, (1 mo. USD Term SOFR + 1.61%), 6.42%, due 3/15/2036	95,320 (c)(d)
124,000	ROCK Trust, Series 2024-CNTR, Class D, 7.11%, due 11/13/2041	125,345 (c)
100,000	Wells Fargo Commercial Mortgage Trust, Series 2024-1CHI, Class D, 6.71%, due 7/15/2035	99,726 (c)(e)
1,318,121
Total Mortgage-Backed Securities (Cost $1,991,894)		1,992,292
Asset-Backed Securities 11.5%
1,250,000	AGL CLO 33 Ltd., Series 2024-33A, Class E, (3 mo. USD Term SOFR + 5.50%), 10.71%, due 7/21/2037	1,256,099 (c)(d)
1,250,000	Ballyrock CLO 27 Ltd., Series 2024-27A, Class C1, (3 mo. USD Term SOFR + 2.90%), 7.76%, due 10/25/2037	1,259,826 (c)(d)
62,000	Blue Stream Issuer LLC, Series 2024-1A, Class A2, 5.41%, due 11/20/2054	62,000 (c)(f)(g)
92,211	Business Jet Securities LLC, Series 2024-1A, Class A, 6.20%, due 5/15/2039	93,259 (c)
94,752	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class B, 6.78%, due 1/20/2031	95,269 (c)
100,000	Foundation Finance Trust, Series 2024-2A, Class B, 4.93%, due 3/15/2050	98,991 (c)
50,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, due 8/20/2053	50,962 (c)
Sierra Timeshare Receivables Funding LLC
56,494	Series 2023-3A, Class C, 7.12%, due 9/20/2040	57,421 (c)
85,091	Series 2024-2A, Class C, 5.83%, due 6/20/2041	84,195 (c)
See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
$100,000	Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, due 12/22/2031	$101,096 (c)
100,000	Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, due 7/30/2054	100,714 (c)
1,250,000	Symphony CLO 45 Ltd., Series 2024-45A, Class E, (3 mo. USD Term SOFR + 5.75%), 10.62%, due 10/15/2037	1,255,467 (c)(d)
95,625	TIF Funding III LLC, Series 2024-1A, Class C, 6.31%, due 4/20/2049	94,578 (c)
1,250,000	Wellington Management CLO 3 Ltd., Series 2024-3A, Class D1, (3 mo. USD Term SOFR + 3.00%), 8.23%, due 7/18/2037	1,261,354 (c)(d)
Ziply Fiber Issuer LLC
50,000	Series 2024-1A, Class A2, 6.64%, due 4/20/2054	50,954 (c)
75,000	Series 2024-1A, Class B, 7.81%, due 4/20/2054	77,149 (c)
Total Asset-Backed Securities (Cost $5,967,481)		5,999,334

Corporate Bonds 63.1%
Advertising 0.5%
260,000	Clear Channel Outdoor Holdings, Inc., 9.00%, due 9/15/2028	273,085 (c)
8,000	Neptune Bidco U.S., Inc., 9.29%, due 4/15/2029	7,476 (c)
280,561
Aerospace & Defense 0.8%
300,000	Boeing Co., 3.63%, due 2/1/2031	270,998
170,000	Bombardier, Inc., 7.25%, due 7/1/2031	175,637 (c)
446,635
Airlines 0.5%
240,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 4/20/2029	237,657 (c)
25,000	Latam Airlines Group SA, 7.88%, due 4/15/2030	25,031 (c)
262,688
Auto Manufacturers 0.9%
235,000	Ford Motor Credit Co. LLC, 7.20%, due 6/10/2030	248,063
240,000	General Motors Financial Co., Inc., 5.80%, due 6/23/2028	245,599
493,662
Auto Parts & Equipment 0.3%
170,000	IHO Verwaltungs GmbH, 6.38% Cash/7.13% PIK, due 5/15/2029	164,344 (c)(h)
Banks 3.2%
200,000	Banco Santander SA, 6.35%, due 3/14/2034	207,507
245,000	Citizens Financial Group, Inc., 5.84%, due 1/23/2030	250,194 (i)
245,000	Lloyds Banking Group PLC, 5.68%, due 1/5/2035	248,192 (i)
240,000	M&T Bank Corp., 3.50%, due 9/1/2026	218,354 (i)(j)
310,000	Morgan Stanley, 2.48%, due 9/16/2036	252,793 (i)
245,000	NatWest Group PLC, 5.81%, due 9/13/2029	251,207 (i)
265,000	Santander U.K. Group Holdings PLC, 3.82%, due 11/3/2028	255,450 (i)
1,683,697
Building Materials 1.5%
200,000	Cemex SAB de CV, 9.13%, due 3/14/2028	212,919 (i)(j)(k)
Cornerstone Building Brands, Inc.
60,000	6.13%, due 1/15/2029	53,626 (c)
110,000	9.50%, due 8/15/2029	113,241 (c)
110,000	EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, due 7/15/2031	112,452 (c)
100,000	Jeld-Wen, Inc., 7.00%, due 9/1/2032	99,105 (c)
See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^  (cont’d)
Principal Amount(a)			Value

Building Materials – cont'd
	$70,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 2/1/2030	$66,880 (c)
	160,000	Standard Industries, Inc., 3.38%, due 1/15/2031	138,894 (c)
797,117
Chemicals 1.9%
	75,000	Avient Corp., 6.25%, due 11/1/2031	75,219 (c)
INEOS Finance PLC
	20,000	6.75%, due 5/15/2028	20,191 (c)
	185,000	7.50%, due 4/15/2029	190,864 (c)
	20,000	NOVA Chemicals Corp., 4.25%, due 5/15/2029	18,220 (c)
Olympus Water U.S. Holding Corp.
	105,000	9.75%, due 11/15/2028	111,396 (c)
	195,000	6.25%, due 10/1/2029	185,980 (c)
	200,000	Sasol Financing USA LLC, 6.50%, due 9/27/2028	194,650
WR Grace Holdings LLC
	85,000	5.63%, due 8/15/2029	78,512 (c)
	130,000	7.38%, due 3/1/2031	134,360 (c)
1,009,392
Commercial Services 3.6%
	135,000	Allied Universal Holdco LLC, 7.88%, due 2/15/2031	137,386 (c)
	120,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, due 6/1/2029	109,800 (c)
	125,000	Block, Inc., 6.50%, due 5/15/2032	127,221 (c)
	275,000	Boost Newco Borrower LLC, 7.50%, due 1/15/2031	289,910 (c)
	235,000	Champions Financing, Inc., 8.75%, due 2/15/2029	237,241 (c)
	64,000	EquipmentShare.com, Inc., 9.00%, due 5/15/2028	66,178 (c)
Garda World Security Corp.
	60,000	7.75%, due 2/15/2028	61,965 (c)
	80,000	6.00%, due 6/1/2029	74,972 (c)
	15,000	8.25%, due 8/1/2032	14,922 (c)
	200,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 1/15/2028	199,788 (c)
	40,000	Raven Acquisition Holdings LLC, 6.88%, due 11/15/2031	39,893 (c)(g)
	110,000	United Rentals North America, Inc., 5.25%, due 1/15/2030	108,268
EUR	100,000	Verisure Midholding AB, 5.25%, due 2/15/2029	108,502 (k)
	$290,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	299,747 (c)
1,875,793
Computers 1.0%
	195,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	189,316 (c)
	30,000	Amentum Holdings, Inc., 7.25%, due 8/1/2032	31,073 (c)
	175,000	Fortress Intermediate 3, Inc., 7.50%, due 6/1/2031	181,927 (c)
	110,000	McAfee Corp., 7.38%, due 2/15/2030	106,050 (c)
508,366
Cosmetics - Personal Care 0.3%
	120,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.63%, due 7/15/2030	122,352 (c)
	20,000	Perrigo Finance Unlimited Co., 6.13%, due 9/30/2032	19,750
142,102
Distribution - Wholesale 1.6%
	60,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	59,173 (c)
	195,000	Resideo Funding, Inc., 6.50%, due 7/15/2032	196,254 (c)
	250,000	Ritchie Bros Holdings, Inc., 7.75%, due 3/15/2031	263,398 (c)
See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^  (cont’d)
Principal Amount(a)			Value

Distribution - Wholesale – cont'd
	$305,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	$320,986 (c)
839,811
Diversified Financial Services 3.8%
	275,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, due 10/29/2028	255,275
	270,000	Air Lease Corp., 2.20%, due 1/15/2027	255,211
	280,000	Ally Financial, Inc., 4.70%, due 5/15/2026	251,893 (i)(j)
	45,000	Azorra Finance Ltd., 7.75%, due 4/15/2030	44,464 (c)
	225,000	Capital One Financial Corp., 7.62%, due 10/30/2031	250,028 (i)
	530,000	Charles Schwab Corp., 4.00%, due 6/1/2026	508,640 (i)(j)
	220,000	Nationstar Mortgage Holdings, Inc., 6.50%, due 8/1/2029	219,991 (c)
OneMain Finance Corp.
	170,000	6.63%, due 5/15/2029	155,975 (f)(l)
	20,000	7.13%, due 11/15/2031	20,229
	40,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	40,903 (c)
2,002,609
Electric 4.3%
	290,000	Alpha Generation LLC, 6.75%, due 10/15/2032	294,074 (c)
Calpine Corp.
	265,000	5.13%, due 3/15/2028	258,994 (c)
	60,000	4.63%, due 2/1/2029	56,895 (c)
	115,000	5.00%, due 2/1/2031	108,530 (c)
	215,000	Electricite de France SA, 9.13%, due 3/15/2033	243,516 (c)(i)(j)
	220,000	Lightning Power LLC, 7.25%, due 8/15/2032	228,875 (c)
NRG Energy, Inc.
	160,000	10.25%, due 3/15/2028	176,576 (c)(i)(j)
	20,000	5.75%, due 7/15/2029	19,827 (c)(f)
	60,000	6.00%, due 2/1/2033	59,668 (c)
	225,000	Pacific Gas & Electric Co., 6.95%, due 3/15/2034	249,515
	350,000	Vistra Corp., 7.00%, due 12/15/2026	352,956 (c)(i)(j)
	170,000	Vistra Operations Co. LLC, 7.75%, due 10/15/2031	179,583 (c)
2,229,009
Engineering & Construction 0.3%
	50,000	Arcosa, Inc., 6.88%, due 8/15/2032	51,318 (c)
	120,000	Artera Services LLC, 8.50%, due 2/15/2031	118,926 (c)
170,244
Entertainment 3.1%
Churchill Downs, Inc.
	110,000	4.75%, due 1/15/2028	106,719 (c)
	90,000	6.75%, due 5/1/2031	91,626 (c)
EUR	100,000	Cirsa Finance International SARL, 4.50%, due 3/15/2027	108,079 (k)
	$200,000	Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, due 2/15/2031	196,104 (c)
	220,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	207,689 (c)
	325,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	312,131 (c)
	330,000	Six Flags Entertainment Corp., 7.25%, due 5/15/2031	338,272 (c)
	300,000	Warnermedia Holdings, Inc., 4.28%, due 3/15/2032	262,900
1,623,520
Environmental Control 0.4%
	220,000	Madison IAQ LLC, 5.88%, due 6/30/2029	208,664 (c)
See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^  (cont’d)
Principal Amount(a)		Value

Food 0.8%
$200,000	Minerva Luxembourg SA, 8.88%, due 9/13/2033	$210,008 (k)
Post Holdings, Inc.
155,000	6.38%, due 3/1/2033	153,347 (c)
35,000	6.25%, due 10/15/2034	34,613 (c)
397,968
Forest Products & Paper 0.1%
30,000	Glatfelter Corp., 7.25%, due 11/15/2031	29,745 (c)
Hand - Machine Tools 0.5%
240,000	Regal Rexnord Corp., 6.40%, due 4/15/2033	250,764
Healthcare - Products 0.6%
320,000	Medline Borrower LP, 5.25%, due 10/1/2029	309,952 (c)
Healthcare - Services 2.0%
CHS/Community Health Systems, Inc.
50,000	5.63%, due 3/15/2027	48,763 (c)
55,000	5.25%, due 5/15/2030	48,000 (c)
40,000	10.88%, due 1/15/2032	42,869 (c)
20,000	Concentra Escrow Issuer Corp., 6.88%, due 7/15/2032	20,524 (c)
265,000	HCA, Inc., 4.13%, due 6/15/2029	255,219
100,000	HealthEquity, Inc., 4.50%, due 10/1/2029	95,301 (c)
LifePoint Health, Inc.
115,000	9.88%, due 8/15/2030	125,796 (c)
75,000	10.00%, due 6/1/2032	80,022 (c)
215,000	Star Parent, Inc., 9.00%, due 10/1/2030	223,600 (c)
130,000	Surgery Center Holdings, Inc., 7.25%, due 4/15/2032	133,485 (c)
1,073,579
Holding Companies - Diversified 0.2%
105,000	Benteler International AG, 10.50%, due 5/15/2028	108,548 (c)
Home Builders 0.3%
150,000	Beazer Homes USA, Inc., 7.50%, due 3/15/2031	154,204 (c)
Insurance 3.2%
120,000	Acrisure LLC/Acrisure Finance, Inc., 8.25%, due 2/1/2029	121,953 (c)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
85,000	6.75%, due 10/15/2027	84,681 (c)
285,000	6.75%, due 4/15/2028	286,342 (c)
30,000	6.50%, due 10/1/2031	29,706 (c)
10,000	7.38%, due 10/1/2032	9,913 (c)
AmWINS Group, Inc.
100,000	6.38%, due 2/15/2029	100,494 (c)
185,000	4.88%, due 6/30/2029	174,122 (c)
180,000	AssuredPartners, Inc., 7.50%, due 2/15/2032	181,270 (c)
135,000	BroadStreet Partners, Inc., 5.88%, due 4/15/2029	128,569 (c)
305,000	HUB International Ltd., 7.25%, due 6/15/2030	315,194 (c)
175,000	Panther Escrow Issuer LLC, 7.13%, due 6/1/2031	179,179 (c)
45,000	Ryan Specialty LLC, 5.88%, due 8/1/2032	44,850 (c)
1,656,273
Investment Companies 0.5%
255,000	Ares Capital Corp., 5.95%, due 7/15/2029	257,375
See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^  (cont’d)
Principal Amount(a)			Value

Iron - Steel 0.4%
Cleveland-Cliffs, Inc.
	$25,000	6.88%, due 11/1/2029	$25,097 (c)
	115,000	7.00%, due 3/15/2032	115,130 (c)
	30,000	7.38%, due 5/1/2033	30,222 (c)
	40,900	Samarco Mineracao SA, 8.50% Cash/0.50% PIK, due 6/30/2031	38,841 (h)(k)
209,290
Leisure Time 1.0%
	170,000	Carnival Corp., 6.00%, due 5/1/2029	170,278 (c)
	100,000	NCL Corp. Ltd., 7.75%, due 2/15/2029	106,078 (c)
	225,000	Viking Cruises Ltd., 9.13%, due 7/15/2031	242,995 (c)
519,351
Lodging 0.4%
	200,000	Melco Resorts Finance Ltd., 5.75%, due 7/21/2028	190,830 (k)
	20,000	MGM Resorts International, 6.13%, due 9/15/2029	19,929
210,759
Machinery - Diversified 1.0%
	165,000	Chart Industries, Inc., 7.50%, due 1/1/2030	171,613 (c)
	125,000	SPX FLOW, Inc., 8.75%, due 4/1/2030	129,946 (c)
TK Elevator Holdco GmbH
EUR	90,000	6.63%, due 7/15/2028	97,893 (k)
	$150,000	7.63%, due 7/15/2028	150,677 (c)
550,129
Media 2.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
	215,000	5.00%, due 2/1/2028	208,090 (c)
	30,000	6.38%, due 9/1/2029	29,704 (c)
	55,000	4.75%, due 3/1/2030	50,032 (c)
	80,000	4.50%, due 8/15/2030	71,451 (c)
	50,000	4.25%, due 2/1/2031	43,389 (c)
	80,000	4.50%, due 5/1/2032	68,063
	20,000	4.25%, due 1/15/2034	15,978 (c)
	175,000	CSC Holdings LLC, 11.75%, due 1/31/2029	170,719 (c)
McGraw-Hill Education, Inc.
	85,000	5.75%, due 8/1/2028	83,304 (c)
	120,000	8.00%, due 8/1/2029	120,789 (c)
	30,000	7.38%, due 9/1/2031	30,728 (c)
	55,000	Midcontinent Communications, 8.00%, due 8/15/2032	55,981 (c)
	200,000	VTR Finance NV, 6.38%, due 7/15/2028	191,027 (k)
EUR	100,000	Ziggo Bond Co. BV, 3.38%, due 2/28/2030	97,189 (k)
1,236,444
Mining 0.9%
FMG Resources August 2006 Pty. Ltd.
	$175,000	4.38%, due 4/1/2031	159,312 (c)
	120,000	6.13%, due 4/15/2032	120,396 (c)
	135,000	Hudbay Minerals, Inc., 6.13%, due 4/1/2029	135,976 (c)
	35,000	Kaiser Aluminum Corp., 4.63%, due 3/1/2028	33,346 (c)
449,030
See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^  (cont’d)
Principal Amount(a)			Value

Multi-National 0.4%
	$200,000	Banque Ouest Africaine de Developpement, 5.00%, due 7/27/2027	$195,259 (k)
Office - Business Equipment 0.5%
	275,000	CDW LLC/CDW Finance Corp., 3.25%, due 2/15/2029	253,947
Oil & Gas 5.2%
	330,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, due 6/30/2029	318,793 (c)
	24,085	Borr IHC Ltd./Borr Finance LLC, 10.00%, due 11/15/2028	24,630 (c)
	70,000	Civitas Resources, Inc., 8.63%, due 11/1/2030	73,540 (c)
	220,000	Comstock Resources, Inc., 6.75%, due 3/1/2029	210,687 (c)
Hilcorp Energy I LP/Hilcorp Finance Co.
	185,000	6.25%, due 4/15/2032	173,593 (c)
	15,000	6.88%, due 5/15/2034	14,358 (c)
	200,000	KazMunayGas National Co. JSC, 3.50%, due 4/14/2033	168,318 (k)
	200,000	Medco Bell Pte. Ltd., 6.38%, due 1/30/2027	199,040 (k)
	200,000	NewCo Holding USD 20 SARL, 9.38%, due 11/7/2029	199,500 (c)(g)
	80,000	Noble Finance II LLC, 8.00%, due 4/15/2030	81,091 (c)
	370,000	Petroleos Mexicanos, 7.69%, due 1/23/2050	287,094
	200,000	SEPLAT Energy PLC, 7.75%, due 4/1/2026	199,227 (k)
	200,000	SierraCol Energy Andina LLC, 6.00%, due 6/15/2028	181,828 (k)
	200,000	Trident Energy Finance PLC, 12.50%, due 11/30/2029	209,558 (c)
	200,000	Tullow Oil PLC, 10.25%, due 5/15/2026	182,929 (k)
EUR	100,000	Wintershall Dea Finance 2 BV, 3.00%, due 7/20/2028	100,372 (i)(j)(k)
	$100,000	YPF SA, 9.50%, due 1/17/2031	105,488 (k)
2,730,046
Oil & Gas Services 0.3%
	75,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, due 9/1/2032	75,339 (c)
	90,000	Star Holding LLC, 8.75%, due 8/1/2031	85,591 (c)
	20,000	USA Compression Partners LP/USA Compression Finance Corp., 7.13%, due 3/15/2029	20,370 (c)
181,300
Packaging & Containers 1.9%
	220,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, due 9/1/2028	198,232 (c)
Mauser Packaging Solutions Holding Co.
	85,000	7.88%, due 4/15/2027	87,338 (c)
	240,000	9.25%, due 4/15/2027	245,440 (c)
	85,000	Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, due 10/15/2028	79,942 (c)
	55,000	Trident TPI Holdings, Inc., 12.75%, due 12/31/2028	60,348 (c)
	300,000	Trivium Packaging Finance BV, 8.50%, due 8/15/2027	299,104 (c)
970,404
Pharmaceuticals 0.4%
EUR	100,000	Grifols SA, 2.25%, due 11/15/2027	103,337 (k)
EUR	100,000	Teva Pharmaceutical Finance Netherlands II BV, 4.38%, due 5/9/2030	108,281
211,618
Pipelines 4.6%
	$240,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, due 2/1/2032	242,666 (c)
	440,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, due 6/15/2031	418,703 (c)
	190,000	DT Midstream, Inc., 4.38%, due 6/15/2031	174,784 (c)
	250,000	Energy Transfer LP, 5.55%, due 5/15/2034	251,038
	200,000	Galaxy Pipeline Assets Bidco Ltd., 2.63%, due 3/31/2036	165,631 (k)
See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^  (cont’d)
Principal Amount(a)			Value

Pipelines – cont'd
	$85,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, due 1/15/2027	$86,510
	260,000	Harvest Midstream I LP, 7.50%, due 9/1/2028	263,015 (c)
	250,000	Kinetik Holdings LP, 5.88%, due 6/15/2030	248,075 (c)
	95,000	New Fortress Energy, Inc., 6.50%, due 9/30/2026	88,001 (c)
	200,000	Southern Gas Corridor CJSC, 6.88%, due 3/24/2026	203,838 (k)
	290,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/2030	272,169 (c)
2,414,430
Real Estate 0.7%
EUR	100,000	CPI Property Group SA, 1.75%, due 1/14/2030	91,370 (k)
	$200,000	Franshion Brilliant Ltd., 4.25%, due 7/23/2029	168,948 (k)
EUR	100,000	Heimstaden Bostad Treasury BV, 0.75%, due 9/6/2029	93,334 (k)
353,652
Real Estate Investment Trusts 0.5%
	$115,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, due 10/1/2028	113,803 (c)
	20,000	Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, due 10/15/2029	19,974 (c)
	125,000	Starwood Property Trust, Inc., 7.25%, due 4/1/2029	127,911 (c)
261,688
Retail 1.7%
	125,000	1011778 BC ULC/New Red Finance, Inc., 4.00%, due 10/15/2030	112,894 (c)
	20,000	Asbury Automotive Group, Inc., 5.00%, due 2/15/2032	18,424 (c)
	155,000	Bath & Body Works, Inc., 6.63%, due 10/1/2030	155,200 (c)
	135,000	Carvana Co., 9.00% Cash/14.00% PIK, due 6/1/2031	160,951 (c)(h)
	165,000	Cougar JV Subsidiary LLC, 8.00%, due 5/15/2032	172,493 (c)
	20,000	Group 1 Automotive, Inc., 6.38%, due 1/15/2030	20,090 (c)
	160,000	Macy's Retail Holdings LLC, 5.88%, due 3/15/2030	154,744 (c)
	80,000	PetSmart, Inc./PetSmart Finance Corp., 7.75%, due 2/15/2029	77,647 (c)
872,443
Semiconductors 0.5%
	250,000	Foundry JV Holdco LLC, 6.15%, due 1/25/2032	254,195 (c)
Software 1.7%
	180,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	170,238 (c)
Cloud Software Group, Inc.
	180,000	6.50%, due 3/31/2029	175,782 (c)
	45,000	9.00%, due 9/30/2029	44,996 (c)
	100,000	8.25%, due 6/30/2032	102,785 (c)
	25,000	Rackspace Finance LLC, 3.50%, due 5/15/2028	14,729 (c)
	360,000	UKG, Inc., 6.88%, due 2/1/2031	368,824 (c)
877,354
Telecommunications 1.7%
	15,000	Consolidated Communications, Inc., 6.50%, due 10/1/2028	14,233 (c)
Frontier Communications Holdings LLC
	80,000	5.88%, due 10/15/2027	79,828 (c)
	245,000	5.00%, due 5/1/2028	240,848 (c)
Level 3 Financing, Inc.
	45,000	4.88%, due 6/15/2029	38,475 (c)
	50,000	11.00%, due 11/15/2029	56,421 (c)
	105,000	10.50%, due 5/15/2030	114,844 (c)
See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^  (cont’d)
Principal Amount(a)			Value

Telecommunications – cont'd
	$20,000	Optics Bidco SpA, 6.00%, due 9/30/2034	$19,496 (c)
	99,000	Telecom Argentina SA, 9.50%, due 7/18/2031	101,970 (c)
EUR	100,000	Vmed O2 U.K. Financing I PLC, 5.63%, due 4/15/2032	108,761 (k)
	$35,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/1/2031	35,437 (c)
	75,000	Zayo Group Holdings, Inc., 4.00%, due 3/1/2027	66,751 (c)
			877,064
Transportation 0.7%
	365,000	XPO, Inc., 7.13%, due 2/1/2032	379,175 (c)
Total Corporate Bonds (Cost $32,718,623)			32,984,200
Loan Assignments(d) 10.5%
Aerospace & Defense 0.9%
	497,367	Peraton Corp., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 8.54%, due 2/1/2028	480,580
Containers & Glass Products 1.0%
	498,750	Trident TPI Holdings, Inc., Term Loan B7, (6 mo. USD Term SOFR + 3.75%), 8.19%, due 9/15/2028	499,772 (l)(m)
Financial Intermediaries 1.4%
	500,000	AssuredPartners, Inc., Term Loan B5, (1 mo. USD Term SOFR + 3.50%), 8.19%, due 2/14/2031	500,680
	250,000	Edelman Financial Center LLC, Second Lien Term Loan, (1 mo. USD Term SOFR + 5.25%), 9.94%, due 10/6/2028	250,235
			750,915
Health Care 2.2%
	498,750	Auris Luxembourg III SARL, Term Loan B4, (6 mo. USD Term SOFR + 3.75%), 8.18%, due 2/28/2029	498,750
	646,692	Bausch & Lomb Corp., Term Loan, (1 mo. USD Term SOFR), due 5/10/2027	646,020 (l)(m)
			1,144,770
IT Services 0.9%
	500,000	QualityTech LP, Term Loan B, due 10/30/2031	495,000 (f)(l)(m)
Leisure Goods - Activities - Movies 1.2%
	646,754	Motion Finco SARL, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 8.10%, due 11/12/2029	616,169
Oil, Gas & Consumable Fuels 0.9%
	498,750	Epic Y-Grade Services LP, Term Loan B, (3 mo. USD Term SOFR), due 6/29/2029	498,515 (l)(m)
Publishing 0.5%
	250,000	Ascend Learning LLC, Second Lien Term Loan, (1 mo. USD Term SOFR + 5.75%), 10.54%, due 12/10/2029	245,418
Software 0.5%
	250,000	Cloudera, Inc., Second Lien Term Loan, (1 mo. USD Term SOFR + 6.00%), 10.79%, due 10/8/2029	238,750 (n)
Utilities 1.0%
		Lightstone Holdco LLC
	470,429	Term Loan B, (3 mo. USD Term SOFR + 5.75%), 10.34%, due 1/29/2027	475,302
	26,610	Term Loan C, (3 mo. USD Term SOFR + 5.75%), 10.34%, due 1/29/2027	26,886
			502,188
Total Loan Assignments (Cost $5,521,710)			5,472,077
Foreign Government Securities 8.3%
	200,000	Angolan Government International Bonds, 8.75%, due 4/14/2032	181,000 (k)
See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
		Argentine Republic Government International Bonds
	$249,600	0.75%, due 7/9/2030	$167,939 (o)
	200,000	4.13%, due 7/9/2046	114,539 (o)
	200,000	Brazil Government International Bonds, 3.88%, due 6/12/2030	181,914
	250,000	Colombia Government International Bonds, 4.50%, due 3/15/2029	231,629
	200,000	Costa Rica Government International Bonds, 6.55%, due 4/3/2034	207,541 (k)
	280,000	Dominican Republic International Bonds, 5.50%, due 2/22/2029	274,610 (k)
		Ecuador Government International Bonds
	80,000	6.90%, due 7/31/2030	54,924 (k)
	200,000	5.50%, due 7/31/2035	110,351 (k)(o)
	200,000	Egypt Government International Bonds, 8.70%, due 3/1/2049	160,260 (k)
	200,000	El Salvador Government International Bonds, 9.50%, due 7/15/2052	189,831 (k)
		Ghana Government International Bonds
	7,040	0.00%, due 7/3/2026	6,530 (c)
	53,240	5.00%, due 7/3/2029	45,653 (c)(o)
	76,560	5.00%, due 7/3/2035	53,228 (c)(o)
	200,000	Guatemala Government Bonds, 5.25%, due 8/10/2029	193,600 (k)
		Ivory Coast Government International Bonds
EUR	200,000	5.88%, due 10/17/2031	204,051 (k)
EUR	100,000	4.88%, due 1/30/2032	95,151 (k)
	$200,000	Mongolia Government International Bonds, 3.50%, due 7/7/2027	186,609 (k)
	200,000	Nigeria Government International Bonds, 8.38%, due 3/24/2029	192,705 (k)
	220,000	Panama Government International Bonds, 3.16%, due 1/23/2030	189,359
		Republic of South Africa Government International Bonds
	200,000	4.85%, due 9/30/2029	188,796
	290,000	5.75%, due 9/30/2049	226,809
	200,000	Romania Government International Bonds, 3.63%, due 3/27/2032	171,500 (c)
	400,000	Sri Lanka Government International Bonds, 6.83%, due 7/18/2026	246,000 (k)(p)
	200,000	Turkiye Government International Bonds, 9.38%, due 3/14/2029	222,900
	253,764	Zambia Government International Bonds, 5.75%, due 6/30/2033	222,805 (k)(o)

Total Foreign Government Securities (Cost $4,177,074)			4,320,234
Number of Shares
Short-Term Investments 1.6%
Investment Companies 1.6%
	858,323	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.82%(q) (Cost $858,323)	858,323
Total Investments 102.9% (Cost $53,368,390)			53,761,452
Liabilities Less Other Assets (2.9)%			(1,539,624)(r)
Net Assets 100.0%			$52,221,828

(a)	Principal amount is stated in the currency in which the security is denominated.
(b)	Rate shown was the discount rate at the date of purchase.
See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^  (cont’d)
(c)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At October 31, 2024, these securities amounted to $30,681,896, which represents 58.8% of net assets of the Fund.

(d)	Variable or floating rate security. The interest rate shown was the current rate as of October 31, 2024 and changes periodically.
(e)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of
October 31, 2024.

(f)
Security fair valued as of October 31, 2024 in accordance with procedures approved by the valuation designee. Total value of all such securities at October 31, 2024 amounted to $732,802, which represents
1.4% of net assets of the Fund.

(g)	When-issued security. Total value of all such securities at October 31, 2024 amounted to $301,393, which represents 0.6% of net assets of the Fund.
(h)	Payment-in-kind (PIK) security.
(i)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(j)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(k)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at October 31, 2024 amounted to $6,042,406, which represents 11.6% of net assets of the
Fund.

(l)	All or a portion of this security was purchased on a delayed delivery basis.
(m)	All or a portion of this security had not settled as of October 31, 2024 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(n)	Value determined using significant unobservable inputs.
(o)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
October 31, 2024.

(p)	Defaulted security.
(q)	Represents 7-day effective yield as of October 31, 2024.
(r)	Includes the impact of the Fund’s open positions in derivatives at October 31, 2024.
See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$33,874,339	64.9%
Cayman Islands	3,815,856	7.3%
United Kingdom	1,675,883	3.2%
Jersey	1,261,354	2.4%
Canada	857,984	1.6%
Brazil	839,821	1.6%
South Africa	610,255	1.2%
Mexico	524,643	1.0%
Germany	513,286	1.0%
Denmark	498,750	1.0%
Argentina	489,936	0.9%
Spain	418,923	0.8%
Colombia	413,457	0.8%
Netherlands	396,293	0.8%
Nigeria	391,932	0.7%
Cote D'Ivoire	299,202	0.6%
Ghana	288,340	0.5%
Australia	279,708	0.5%
Dominican Republic	274,610	0.5%
Ireland	255,275	0.5%
Sri Lanka	246,000	0.5%
France	243,516	0.5%
Turkey	222,900	0.4%
Zambia	222,805	0.4%
Chile	216,058	0.4%
Luxembourg	211,055	0.4%
Costa Rica	207,541	0.4%
Azerbaijan	203,838	0.4%
Sweden	201,836	0.4%
Indonesia	199,040	0.4%
Supranational	195,259	0.4%
Guatemala	193,600	0.4%
Hong Kong	190,830	0.4%
El Salvador	189,831	0.4%
Panama	189,359	0.4%
Mongolia	186,609	0.4%
Angola	181,000	0.3%
Romania	171,500	0.3%
China	168,948	0.3%
Kazakhstan	168,318	0.3%
United Arab Emirates	165,631	0.3%
Ecuador	165,275	0.3%
Egypt	160,260	0.3%
Austria	108,548	0.2%
Israel	108,281	0.2%
Bermuda	94,578	0.2%
See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^  (cont’d)
POSITIONS BY COUNTRY (cont’d)
Country	Investments at Value	Percentage of Net Assets
Czech Republic	$91,370	0.2%
Other countries, each representing less than 0.05% of net assets of the Fund	19,496	0.0%
Short-Term Investments and Other Liabilities—Net	(681,301)	(1.3)%
	$52,221,828	100.0%
See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At October 31, 2024, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2024	5	U.S. Treasury Long Bond	$589,844	$(37,989)
12/2024	8	U.S. Treasury Note, 10 Year	883,750	(31,734)
12/2024	25	U.S. Treasury Note, 5 Year	2,680,859	(63,013)
12/2024	21	U.S. Treasury Note, Ultra, 10 Year	2,388,750	(90,267)
Total Long Positions			$6,543,203	$(223,003)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2024	4	Euro-Bobl	$(514,071)	$8,342
12/2024	1	Euro-Oat	(135,599)	2,752
12/2024	4	Euro-Schatz	(463,555)	2,763
12/2024	9	U.S. Treasury Note, 2 Year	(1,853,508)	22,078
12/2024	1	U.S. Treasury Ultra Bond	(125,625)	9,595
Total Short Positions			$(3,092,358)	$45,530
Total Futures				$(177,473)
At October 31, 2024, the Fund had $329,204 deposited in a segregated account to cover margin requirements on open futures.
For the year ended October 31, 2024, the average notional value for the months where the Fund had futures outstanding was $6,989,002 for long positions and $(1,119,130) for short positions.
Forward foreign currency contracts ("forward FX contracts")
At October 31, 2024, open forward FX contracts for the Fund were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	1,081,396	EUR	983,647	JPM	1/16/2025	$8,027
USD	230,871	EUR	210,000	JPM	1/16/2025	1,716
USD	80,249	EUR	73,516	SSB	1/16/2025	28
Total unrealized appreciation						$9,771
USD	10,067	EUR	9,238	UBS	1/16/2025	(13)
USD	5,537	EUR	5,099	WBC	1/16/2025	(27)
Total unrealized depreciation						$(40)
Total net unrealized appreciation						$9,731
See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^  (cont’d)
For the year ended October 31, 2024, the average notional value for the months where the Fund had forward FX contracts outstanding was $523,244.
Credit default swap contracts ("credit default swaps")
At October 31, 2024, the Fund had outstanding credit default swaps as follows:
Centrally Cleared Credit Default Swaps — Sell Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Received by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	CDX North America High Yield Index, Ser. 42.V1	USD	2,459,000	5.00%	3M	6/20/2029	$134,930	$44,739	$14,344	$194,013

At October 31, 2024 the Fund had $19,529 deposited in a segregated account to cover margin requirements for centrally cleared swaps.
For the year ended October 31, 2024, the average notional value for the months where the Fund had credit default swaps was $2,600,500 for sell protection.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of October 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
U.S. Treasury Obligations	$—	$2,134,992	$—	$2,134,992
Mortgage-Backed Securities#	—	1,992,292	—	1,992,292
Asset-Backed Securities	—	5,999,334	—	5,999,334
Corporate Bonds#	—	32,984,200	—	32,984,200
Loan Assignments
Software	—	—	238,750	238,750
Other Loan Assignments#	—	5,233,327	—	5,233,327
Total Loan Assignments	—	5,233,327	238,750	5,472,077
Foreign Government Securities	—	4,320,234	—	4,320,234
Short-Term Investments	—	858,323	—	858,323
Total Investments	$—	$53,522,702	$238,750	$53,761,452

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
See Notes to Financial Statements

Schedule of Investments Flexible Credit Income ETF^  (cont’d)
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 6/24/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 10/31/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 10/31/2024
Investments in Securities:
Loan Assignments(1)	$—	$—	$—	$(11)	$250	$—	$—	$—	$239	$(11)
Total	$—	$—	$—	$(11)	$250	$—	$—	$—	$239	$(11)
(1) Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The
Fund does not have access to significant unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s derivatives as of October 31, 2024:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$45,530	$—	$—	$45,530
Liabilities	(223,003)	—	—	(223,003)
Forward FX Contracts@
Assets	—	9,771	—	9,771
Liabilities	—	(40)	—	(40)
Swaps
Assets	—	194,013	—	194,013
Total	$(177,473)	$203,744	$—	$26,271

@	Futures and forward FX contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^  October 31, 2024

Principal Amount		Value
Mortgage-Backed Securities 29.6%
Collateralized Mortgage Obligations 14.0%
$376,996	BRAVO Residential Funding Trust, Series 2024-NQM6, Class A1, 5.41%, due 8/1/2064	$376,022 (a)
Chase Home Lending Mortgage Trust
209,567	Series 2024-2, Class A6A, 6.00%, due 2/25/2055	209,383 (a)(b)
357,257	Series 2024-4, Class A6, 6.00%, due 3/25/2055	357,066 (a)(b)
COLT Mortgage Loan Trust
767,635	Series 2021-5, Class A1, 1.73%, due 11/26/2066	674,795 (a)(b)
259,557	Series 2024-2, Class A1, 6.13%, due 4/25/2069	261,058 (a)
190,000	EFMT, Series 2024-INV2, Class M1, 5.73%, due 10/25/2069	186,097 (a)(b)
660,592	Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, due 1/25/2067	569,953 (a)(b)
Federal Home Loan Mortgage Corp. REMIC
750,000	Series 5474, Class FB, (30 day USD SOFR Average + 1.15%), 6.06%, due 11/25/2054	749,838 (c)
1,125,000	Series 5475, Class FA, (30 day USD SOFR Average + 1.10%), 6.25%, due 11/25/2054	1,120,877 (c)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
550,000	Series 2021-DNA6, Class M2, (30 day USD SOFR Average + 1.50%), 6.36%, due 10/25/2041	551,755 (a)(c)
785,000	Series 2022-DNA2, Class M1B, (30 day USD SOFR Average + 2.40%), 7.26%, due 2/25/2042	802,725 (a)(c)
408,000	Series 2022-DNA2, Class M2, (30 day USD SOFR Average + 3.75%), 8.61%, due 2/25/2042	427,108 (a)(c)
469,000	Series 2022-HQA1, Class M2, (30 day USD SOFR Average + 5.25%), 10.11%, due 3/25/2042	505,313 (a)(c)
333,000	Series 2022-HQA3, Class M1B, (30 day USD SOFR Average + 3.55%), 8.41%, due 8/25/2042	349,622 (a)(c)
860,000	Series 2024-DNA1, Class M2, (30 day USD SOFR Average + 1.95%), 6.81%, due 2/25/2044	863,759 (a)(c)
505,000	Series 2024-DNA2, Class M2, (30 day USD SOFR Average + 1.70%), 6.56%, due 5/25/2044	506,560 (a)(c)
Federal National Mortgage Association Connecticut Avenue Securities
230,627	Series 2016-C01, Class 2M2, (30 day USD SOFR Average + 7.06%), 11.92%, due 8/25/2028	242,158 (c)
488,340	Series 2018-C02, Class 2M2, (30 day USD SOFR Average + 2.31%), 7.17%, due 8/25/2030	501,301 (c)
210,729	Series 2021-R01, Class 1M2, (30 day USD SOFR Average + 1.55%), 6.41%, due 10/25/2041	211,552 (a)(c)
375,000	Series 2021-R03, Class 1M2, (30 day USD SOFR Average + 1.65%), 6.51%, due 12/25/2041	377,393 (a)(c)
1,505,000	Series 2022-R01, Class 1M2, (30 day USD SOFR Average + 1.90%), 6.76%, due 12/25/2041	1,523,736 (a)(c)
625,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 7.96%, due 3/25/2042	649,144 (a)(c)
725,000	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 8.36%, due 3/25/2042	760,661 (a)(c)
495,000	Series 2022-R07, Class 1M2, (30 day USD SOFR Average + 4.65%), 9.51%, due 6/25/2042	533,981 (a)(c)
79,000	Series 2022-R08, Class 1M2, (30 day USD SOFR Average + 3.60%), 8.46%, due 7/25/2042	83,123 (a)(c)
435,000	Series 2022-R08, Class 1B1, (30 day USD SOFR Average + 5.60%), 10.46%, due 7/25/2042	475,368 (a)(c)
653,256	Series 2023-R01, Class 1M1, (30 day USD SOFR Average + 2.40%), 7.26%, due 12/25/2042	669,790 (a)(c)
244,000	Series 2023-R02, Class 1M2, (30 day USD SOFR Average + 3.35%), 8.21%, due 1/25/2043	257,990 (a)(c)
515,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1, (30 day USD SOFR Average + 3.10%), 7.96%, due 10/25/2041	528,662 (a)(c)
1,099,404	Federal National Mortgage Association REMIC, Series 2024-40, Class FA, (30 day USD SOFR Average + 1.15%), 6.01%, due 3/25/2054	1,093,597 (c)
359,270	GCAT Trust, Series 2021-NQM5, Class A1, 1.26%, due 7/25/2066	294,357 (a)(b)
JP Morgan Mortgage Trust
248,345	Series 2024-2, Class A6A, 6.00%, due 8/25/2054	247,873 (a)(b)
307,504	Series 2024-4, Class A6A, 6.00%, due 10/25/2054	307,208 (a)(b)
354,000	LHOME Mortgage Trust, Series 2024-RTL4, Class A1, 5.92%, due 7/25/2039	354,537 (a)
166,980	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM3, Class A3, 5.40%, due 7/25/2069	165,533 (a)
New Residential Mortgage Loan Trust
378,000	Series 2024-RTL2, Class A1, 5.44%, due 9/25/2039	371,500 (a)
195,090	Series 2019-NQM5, Class A1, 2.71%, due 11/25/2059	181,964 (a)(b)
190,000	OBX Trust, Series 2024-NQM14, Class M1, 5.58%, due 9/25/2064	185,836 (a)(b)
Sequoia Mortgage Trust
137,534	Series 2024-2, Class A10, 6.00%, due 3/25/2054	137,354 (a)(b)
See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^  (cont’d)
Principal Amount		Value
Collateralized Mortgage Obligations – cont'd
$350,187	Series 2024-4, Class A10, 6.00%, due 5/25/2054	$349,920 (a)(b)
379,001	SG Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, due 12/25/2061	312,960 (a)(b)
736,299	Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.75%, due 9/25/2062	691,558 (a)
Verus Securitization Trust
299,074	Series 2021-3, Class A3, 1.44%, due 6/25/2066	253,830 (a)(b)
325,367	Series 2021-6, Class A3, 1.89%, due 10/25/2066	275,864 (a)(b)
289,010	Series 2022-7, Class A1, 5.15%, due 7/25/2067	287,332 (a)
218,516	Series 2024-7, Class A1, 5.10%, due 9/25/2069	216,891 (a)(b)
148,988	Series 2024-7, Class A3, 5.40%, due 9/25/2069	147,685 (a)
21,202,589
Commercial Mortgage-Backed 8.9%
219,000	BAMLL Trust, Series 2024-BHP, Class B, (1 mo. USD Term SOFR + 2.90%), 7.70%, due 8/15/2039	219,720 (a)(c)
319,820	BANK, Series 2020-BN30, Class A1, 0.45%, due 12/15/2053	312,087
BBCMS Mortgage Trust
26,458	Series 2020-C7, Class A1, 1.08%, due 4/15/2053	26,380
4,359,687	Series 2021-C11, Class XA, 1.36%, due 9/15/2054	273,258 (b)(d)
1,875,429	Series 2022-C17, Class XA, 1.15%, due 9/15/2055	135,640 (b)(d)
Benchmark Mortgage Trust
205,000	Series 2020-IG2, Class UBRC, 3.51%, due 9/15/2048	193,469 (a)(b)
110,002	Series 2019-B12, Class A2, 3.00%, due 8/15/2052	108,584
325,000	Series 2019-B12, Class AS, 3.42%, due 8/15/2052	294,510
225,000	Series 2020-B17, Class C, 3.37%, due 3/15/2053	165,409 (b)
7,399,348	Series 2021-B30, Class XA, 0.80%, due 11/15/2054	326,954 (b)(d)
88,000	Series 2023-B40, Class C, 7.41%, due 12/15/2056	93,266 (b)
29,000	Series 2024-V5, Class C, 6.97%, due 1/10/2057	29,915 (b)
228,000	Series 2024-V8, Class B, 6.95%, due 7/15/2057	238,680 (b)
300,000	Series 2019-B10, Class B, 4.18%, due 3/15/2062	259,892 (b)
199,000	BMO Mortgage Trust, Series 2024-C8, Class C, 6.23%, due 3/15/2057	199,101 (b)
228,000	BPR Trust, Series 2022-OANA, Class D, (1 mo. USD Term SOFR + 3.70%), 8.50%, due 4/15/2037	228,569 (a)(c)
BX Commercial Mortgage Trust
365,000	Series 2021-VOLT, Class D, (1 mo. USD Term SOFR + 1.76%), 6.57%, due 9/15/2036	362,034 (a)(c)
88,546	Series 2024-MF, Class C, (1 mo. USD Term SOFR + 1.94%), 6.74%, due 2/15/2039	88,186 (a)(c)
190,373	Series 2024-MF, Class D, (1 mo. USD Term SOFR + 2.69%), 7.49%, due 2/15/2039	190,313 (a)(c)
285,691	Series 2024-XL5, Class D, (1 mo. USD Term SOFR + 2.69%), 7.49%, due 3/15/2041	285,602 (a)(c)
BX Trust
244,000	Series 2024-VLT4, Class E, (1 mo. USD Term SOFR + 2.89%), 7.69%, due 7/15/2029	244,383 (a)(c)
336,000	Series 2024-BIO, Class C, (1 mo. USD Term SOFR + 2.64%), 7.44%, due 2/15/2041	330,855 (a)(c)
163,000	Series 2019-OC11, Class D, 3.94%, due 12/9/2041	147,675 (a)(b)
CAMB Commercial Mortgage Trust
375,218	Series 2019-LIFE, Class D, (1 mo. USD Term SOFR + 2.05%), 6.85%, due 12/15/2037	374,749 (a)(c)
295,000	Series 2019-LIFE, Class E, (1 mo. USD Term SOFR + 2.45%), 7.25%, due 12/15/2037	294,631 (a)(c)
140,000	Series 2019-LIFE, Class F, (1 mo. USD Term SOFR + 2.85%), 7.65%, due 12/15/2037	138,735 (a)(c)
Citigroup Commercial Mortgage Trust
170,000	Series 2023-SMRT, Class C, 5.85%, due 10/12/2040	169,318 (a)(b)
204,614	Series 2016-P4, Class AAB, 2.78%, due 7/10/2049	202,765
COMM Mortgage Trust
219,000	Series 2024-277P, Class B, 7.00%, due 8/10/2044	226,075 (a)(b)
481,890	Series 2012-CR4, Class AM, 3.25%, due 10/15/2045	424,432
103,559	Series 2014-UBS3, Class XA, 0.65%, due 6/10/2047	1 (b)(d)
1,443,962	Series 2014-UBS6, Class XA, 0.63%, due 12/10/2047	14 (b)(d)
See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^  (cont’d)
Principal Amount		Value
Commercial Mortgage-Backed – cont'd
CONE Trust
$87,000	Series 2024-DFW1, Class A, (1 mo. USD Term SOFR + 1.64%), 6.45%, due 8/15/2041	$87,000 (a)(c)
94,000	Series 2024-DFW1, Class D, (1 mo. USD Term SOFR + 3.04%), 7.84%, due 8/15/2041	94,000 (a)(c)
5,784,957	CSAIL Commercial Mortgage Trust, Series 2016-C5, Class XA, 0.86%, due 11/15/2048	33,594 (b)(d)
134,000	Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class D, 3.55%, due 9/10/2035	125,353 (a)(b)
ELM Trust
200,000	Series 2024-ELM, Class D10, 6.63%, due 6/10/2039	202,046 (a)(b)
215,000	Series 2024-ELM, Class D15, 6.67%, due 6/10/2039	217,451 (a)(b)
173,000	Fashion Show Mall LLC, Series 2024-SHOW, Class B, 5.83%, due 10/10/2041	168,694 (a)(b)
1,535,000	Federal Home Loan Mortgage Corp. Multiclass Certificates, Series 2020-RR02, Class CX, 1.27%, due 3/27/2029	70,156 (b)(d)
79,813	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2024-MN8, Class M1, (30 day USD SOFR Average + 2.85%), 7.71%, due 5/25/2044	80,751 (a)(c)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
4,638,833	Series KW03, Class X1, 0.77%, due 6/25/2027	73,360 (b)(d)
3,365,468	Series K095, Class X1, 0.95%, due 6/25/2029	121,284 (b)(d)
5,225,716	Series K096, Class X1, 1.12%, due 7/25/2029	225,420 (b)(d)
4,100,000	Series K098, Class XAM, 1.39%, due 8/25/2029	237,920 (b)(d)
147,000	FIVE Mortgage Trust, Series 2023-V1, Class C, 6.30%, due 2/10/2056	145,326 (b)
207,000	Great Wolf Trust, Series 2024-WOLF, Class D, (1 mo. USD Term SOFR + 2.89%), 7.69%, due 3/15/2039	207,647 (a)(c)
GS Mortgage Securities Trust
26,265	Series 2010-C1, Class B, 5.15%, due 8/10/2043	26,173 (a)
2,829,523	Series 2013-GC13, Class XA, 0.00%, due 7/10/2046	28 (b)(d)
134,000	Series 2016-GS2, Class C, 4.70%, due 5/10/2049	127,903 (b)
13,510,826	Series 2015-GC30, Class XA, 0.71%, due 5/10/2050	13,012 (b)(d)
400,000	Hilton USA Trust, Series 2016-HHV, Class D, 4.19%, due 11/5/2038	384,818 (a)(b)
181,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class D, 3.45%, due 1/5/2039	142,085 (a)(b)
167,000	Manhattan West Mortgage Trust, Series 2020-1MW, Class D, 2.33%, due 9/10/2039	148,353 (a)(b)
210,000	MED Commercial Mortgage Trust, Series 2024-MOB, Class C, (1 mo. USD Term SOFR + 2.29%), 7.09%, due 5/15/2041	208,425 (a)(c)
152,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class C, 4.56%, due 5/15/2050	141,775 (b)
Morgan Stanley Capital I Trust
117,000	Series 2021-230P, Class B, (1 mo. USD Term SOFR + 1.56%), 6.37%, due 12/15/2038	110,017 (a)(c)
137,000	Series 2018-H4, Class C, 5.05%, due 12/15/2051	121,421 (b)
57,000	MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.02%, due 12/15/2056	59,920 (b)
One Market Plaza Trust
154,855	Series 2017-1MKT, Class A, 3.61%, due 2/10/2032	143,807 (a)
210,000	Series 2017-1MKT, Class B, 3.85%, due 2/10/2032	186,943 (a)
285,000	ONE Mortgage Trust, Series 2021-PARK, Class A, (1 mo. USD Term SOFR + 0.81%), 5.62%, due 3/15/2036	278,766 (a)(c)
221,000	ONNI Commerical Mortgage Trust, Series 2024-APT, Class C, 6.43%, due 7/15/2039	220,498 (a)(b)
237,000	ORL Trust, Series 2023-GLKS, Class D, (1 mo. USD Term SOFR + 4.30%), 9.11%, due 10/19/2036	237,000 (a)(c)
357,000	ROCK Trust, Series 2024-CNTR, Class D, 7.11%, due 11/13/2041	360,871 (a)
437,000	SFO Commercial Mortgage Trust, Series 2021-555, Class A, (1 mo. USD Term SOFR + 1.26%), 6.07%, due 5/15/2038	419,006 (a)(c)
209,000	SHER Trust, Series 2024-DAL, Class C, (1 mo. USD Term SOFR + 2.89%), 7.69%, due 4/15/2037	206,518 (a)(c)
216,000	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class B, (1 mo. USD Term SOFR + 2.93%), 7.74%, due 5/15/2037	216,540 (a)(c)
See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^  (cont’d)
Principal Amount		Value
Commercial Mortgage-Backed – cont'd
Wells Fargo Commercial Mortgage Trust
$125,000	Series 2024-1CHI, Class C, 6.23%, due 7/15/2035	$124,678 (a)(b)
100,000	Series 2024-1CHI, Class D, 6.71%, due 7/15/2035	99,726 (a)(b)
270,000	Series 2014-LC18, Class A5, 3.41%, due 12/15/2047	268,996
365,000	Series 2016-NXS6, Class B, 3.81%, due 11/15/2049	344,723
3,459,363	Series 2019-C52, Class XA, 1.56%, due 8/15/2052	197,443 (b)(d)
13,464,649
Federal Home Loan Mortgage Corp. 3.7%
Pass-Through Certificates
56,996	4.50%, due 11/1/2039	55,817
3,007,455	5.50%, due 9/1/2052 - 4/1/2053	2,982,144
2,516,805	6.00%, due 3/1/2053 - 1/1/2054	2,533,200
5,571,161
Federal National Mortgage Association 3.0%
Pass-Through Certificates
79,418	4.50%, due 4/1/2039 - 5/1/2044	77,293
2,871,044	5.50%, due 11/1/2052 - 5/1/2053	2,849,918
1,522,645	6.00%, due 10/1/2053	1,539,219
4,466,430
Total Mortgage-Backed Securities (Cost $47,059,636)		44,704,829
Asset-Backed Securities 24.0%
432,000	American Tower Trust 1, 5.49%, due 3/15/2053	436,827 (a)
533,978	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 7/17/2046	487,439 (a)
Avis Budget Rental Car Funding AESOP LLC
375,000	Series 2020-2A, Class B, 2.96%, due 2/20/2027	365,102 (a)
225,000	Series 2022-5A, Class C, 6.24%, due 4/20/2027	225,762 (a)
485,000	Series 2021-2A, Class B, 1.90%, due 2/20/2028	450,392 (a)
245,000	Series 2024-1A, Class C, 6.48%, due 6/20/2030	247,046 (a)
Bayview Opportunity Master Fund VII LLC
74,365	Series 2024-EDU1, Class C, (30 day USD SOFR Average + 1.80%), 6.66%, due 6/25/2047	74,364 (a)(c)
30,985	Series 2024-EDU1, Class D, (30 day USD SOFR Average + 2.75%), 7.61%, due 6/25/2047	31,335 (a)(c)
378,000	Beacon Container Finance II LLC, Series 2021-1A, Class A, 2.25%, due 10/22/2046	341,348 (a)
180,000	Blue Stream Issuer LLC, Series 2024-1A, Class A2, 5.41%, due 11/20/2054	180,000 (a)(e)(f)
693,195	BOF VII AL Funding Trust I, Series 2023-CAR3, Class A2, 6.29%, due 7/26/2032	703,183 (a)
402,039	Business Jet Securities LLC, Series 2024-1A, Class A, 6.20%, due 5/15/2039	406,611 (a)
CCG Receivables Trust
100,000	Series 2024-1, Class C, 5.22%, due 3/15/2032	99,268 (a)
100,000	Series 2024-1, Class D, 5.80%, due 3/15/2032	99,256 (a)
372,339	Series 2023-2, Class A2, 6.28%, due 4/14/2032	377,726 (a)
Compass Datacenters Issuer II LLC
120,000	Series 2024-1A, Class A2, 5.75%, due 2/25/2049	119,394 (a)
100,000	Series 2024-1A, Class B, 7.00%, due 2/25/2049	100,750 (a)
Crockett Partners Equipment Co. IIA LLC
112,755	Series 2024-1C, Class A, 6.05%, due 1/20/2031	113,417 (a)
94,752	Series 2024-1C, Class B, 6.78%, due 1/20/2031	95,269 (a)
505,000	Crown Castle Towers LLC, 3.66%, due 5/15/2045	501,080 (a)
244,000	CyrusOne Data Centers Issuer I LLC, Series 2023-2A, Class A2, 5.56%, due 11/20/2048	243,856 (a)
Dell Equipment Finance Trust
170,000	Series 2024-1, Class C, 5.73%, due 3/22/2030	171,660 (a)
See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
$170,000	Series 2024-1, Class D, 6.12%, due 9/23/2030	$172,020 (a)
1,000,000	Dryden 64 CLO Ltd., Series 2018-64A, Class D, (3 mo. USD Term SOFR + 2.91%), 7.54%, due 4/18/2031	1,000,970 (a)(c)
285,377	Elara HGV Timeshare Issuer LLC, Series 2023-A, Class A, 6.16%, due 2/25/2038	290,834 (a)
462,000	Flagship Credit Auto Trust, Series 2024-1, Class A3, 5.48%, due 10/16/2028	466,781 (a)
435,000	Fort Washington CLO Ltd., Series 2021-2A, Class A, (3 mo. USD Term SOFR + 1.48%), 6.10%, due 10/20/2034	435,042 (a)(c)
Foundation Finance Trust
100,000	Series 2024-2A, Class B, 4.93%, due 3/15/2050	98,991 (a)
100,000	Series 2024-2A, Class D, 6.59%, due 3/15/2050	100,141 (a)
Frontier Issuer LLC
480,000	Series 2023-1, Class A2, 6.60%, due 8/20/2053	489,239 (a)
122,000	Series 2024-1, Class B, 7.02%, due 6/20/2054	125,659 (a)
GLS Auto Select Receivables Trust
350,986	Series 2024-2A, Class A2, 5.58%, due 6/17/2030	353,842 (a)
57,000	Series 2024-4A, Class C, 4.75%, due 11/15/2030	56,019 (a)
149,000	Series 2024-4A, Class D, 5.28%, due 10/15/2031	146,274 (a)
Gracie Point International Funding LLC
205,000	Series 2024-1A, Class A, (90 day USD SOFR Average + 1.70%), 7.07%, due 3/1/2028	205,645 (a)(c)
205,000	Series 2024-1A, Class B, (90 day USD SOFR Average + 2.10%), 7.47%, due 3/1/2028	205,642 (a)(c)
452,456	GreenSky Home Improvement Trust, Series 2024-1, Class A4, 5.67%, due 6/25/2059	456,497 (a)
Hilton Grand Vacations Trust
115,953	Series 2018-AA, Class A, 3.54%, due 2/25/2032	114,890 (a)
86,391	Series 2022-2A, Class A, 4.30%, due 1/25/2037	84,738 (a)
275,942	Series 2022-2A, Class B, 4.74%, due 1/25/2037	272,316 (a)
213,329	Series 2024-2A, Class C, 5.99%, due 3/25/2038	214,065 (a)
200,974	Series 2024-1B, Class A, 5.75%, due 9/15/2039	201,017 (a)
148,721	Series 2024-1B, Class B, 5.99%, due 9/15/2039	148,852 (a)
80,390	Series 2024-1B, Class C, 6.62%, due 9/15/2039	80,660 (a)
348,000	Series 2024-3A, Class A, 4.98%, due 8/27/2040	347,499 (a)(f)
256,307	Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.15%, due 5/20/2032	258,941 (a)
JP Morgan Mortgage Trust
272,621	Series 2023-HE2, Class A1, (30 day USD SOFR Average + 1.70%), 6.59%, due 3/20/2054	274,483 (a)(c)
135,000	Series 2023-HE3, Class M1, (30 day USD SOFR Average + 2.10%), 6.97%, due 5/25/2054	136,004 (a)(c)
242,218	Series 2024-HE1, Class A1, (30 day USD SOFR Average + 1.50%), 6.39%, due 8/25/2054	243,418 (a)(c)
89,000	Series 2024-HE1, Class M1, (30 day USD SOFR Average + 2.00%), 6.89%, due 8/25/2054	89,442 (a)(c)
70,539	JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, due 2/26/2029	69,665 (a)
1,000,000	Katayma CLO II Ltd., Series 2024-2A, Class A1, (3 mo. USD Term SOFR + 1.65%), 6.27%, due 4/20/2037	1,004,411 (a)(c)
407,000	Kubota Credit Owner Trust, Series 2024-1A, Class A3, 5.19%, due 7/17/2028	411,052 (a)
284,593	MetroNet Infrastructure Issuer LLC, Series 2022-1A, Class A2, 6.35%, due 10/20/2052	290,084 (a)
MVW LLC
212,094	Series 2021-2A, Class A, 1.43%, due 5/20/2039	198,738 (a)
150,472	Series 2021-2A, Class B, 1.83%, due 5/20/2039	141,414 (a)
59,242	Series 2021-1WA, Class B, 1.44%, due 1/22/2041	56,014 (a)
230,000	Series 2024-2A, Class B, 4.58%, due 3/20/2042	225,111 (a)
148,000	Series 2024-2A, Class C, 4.92%, due 3/20/2042	144,961 (a)
168,773	Series 2024-1A, Class B, 5.51%, due 2/20/2043	169,714 (a)
94,720	Series 2024-1A, Class C, 6.20%, due 2/20/2043	95,532 (a)
Navient Private Education Refi Loan Trust
214,304	Series 2021-BA, Class A, 0.94%, due 7/15/2069	191,779 (a)
See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
$607,655	Series 2021-CA, Class A, 1.06%, due 10/15/2069	$543,148 (a)
431,095	Series 2021-EA, Class A, 0.97%, due 12/16/2069	377,350 (a)
470,417	Series 2021-FA, Class A, 1.11%, due 2/18/2070	410,942 (a)
422,723	Series 2024-A, Class A, 5.66%, due 10/15/2072	429,569 (a)
1,200,000	Oaktree CLO Ltd., Series 2022-3A, Class A1R, (3 mo. USD Term SOFR + 1.38%), 6.04%, due 10/15/2037	1,203,250 (a)(c)
1,000,000	Octagon Investment Partners 43 Ltd., Series 2019-1A, Class D, (3 mo. USD Term SOFR + 4.16%), 8.79%, due 10/25/2032	1,004,202 (a)(c)
403,204	OneMain Financial Issuance Trust, Series 2022-2A, Class A, 4.89%, due 10/14/2034	402,808 (a)
872,000	PFS Financing Corp., Series 2024-D, Class A, 5.34%, due 4/15/2029	883,021 (a)
580,000	Prestige Auto Receivables Trust, Series 2021-1A, Class D, 2.08%, due 2/15/2028	556,263 (a)
1,200,000	Regatta XXVIII Funding Ltd., Series 2024-2A, Class A1, (3 mo. USD Term SOFR + 1.55%), 6.18%, due 4/25/2037	1,208,091 (a)(c)
87,000	Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45%, due 3/15/2030	87,573
421,000	SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C, 5.51%, due 1/20/2032	425,417 (a)
Sierra Timeshare Receivables Funding LLC
36,705	Series 2020-2A, Class C, 3.51%, due 7/20/2037	36,206 (a)
96,079	Series 2022-1A, Class A, 3.05%, due 10/20/2038	93,766 (a)
128,356	Series 2022-1A, Class C, 3.94%, due 10/20/2038	125,401 (a)
126,859	Series 2023-2A, Class C, 7.30%, due 4/20/2040	128,665 (a)
73,603	Series 2022-2A, Class B, 5.04%, due 6/20/2040	72,728 (a)
119,767	Series 2023-3A, Class B, 6.44%, due 9/20/2040	122,086 (a)
162,524	Series 2024-2A, Class C, 5.83%, due 6/20/2041	160,812 (a)
358,000	Series 2024-3A, Class C, 5.32%, due 8/20/2041	355,758 (a)
300,866	Series 2024-1A, Class C, 5.94%, due 1/20/2043	299,484 (a)
Signal Peak CLO 8 Ltd.
1,000,000	Series 2020-8A, Class A, (3 mo. USD Term SOFR + 1.53%), 6.15%, due 4/20/2033	1,000,000 (a)(c)
1,000,000	Series 2020-8A, Class A1R, (1.39% - 3 mo. USD Term SOFR), 0.00%, due 10/20/2037	1,000,174 (a)(c)(f)
490,000	SoFi Professional Loan Program LLC, Series 2018-C, Class BFX, 4.13%, due 1/25/2048	454,273 (a)
334,000	Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, due 12/22/2031	337,661 (a)
548,000	Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, due 10/25/2048	552,489 (a)
264,338	Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, due 7/30/2054	266,224 (a)
Taco Bell Funding LLC
258,750	Series 2016-1A, Class A23, 4.97%, due 5/25/2046	257,579 (a)
191,588	Series 2021-1A, Class A2I, 1.95%, due 8/25/2051	178,043 (a)
334,753	TAL Advantage VII LLC, Series 2020-1A, Class A, 2.05%, due 9/20/2045	309,907 (a)
500,000	TICP CLO VII Ltd., Series 2017-7A, Class DR, (3 mo. USD Term SOFR + 3.46%), 8.12%, due 4/15/2033	500,875 (a)(c)
198,900	TIF Funding III LLC, Series 2024-1A, Class B, 5.58%, due 4/20/2049	197,545 (a)
544,000	T-Mobile U.S. Trust, Series 2022-1A, Class A, 4.91%, due 5/22/2028	544,097 (a)
Towd Point Mortgage Trust
379,158	Series 2024-CES1, Class A1A, 5.85%, due 1/25/2064	378,890 (a)
370,195	Series 2024-CES2, Class A1A, 6.13%, due 2/25/2064	370,936 (a)
415,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A2, 5.98%, due 11/15/2027	420,134 (a)
1,500,000	Trestles CLO III Ltd., Series 2020-3A, Class D1R, (3 mo. USD Term SOFR + 3.15%), 7.77%, due 10/20/2037	1,500,291 (a)(c)
194,781	U.S. Bank NA, Series 2023-1, Class B, 6.79%, due 8/25/2032	197,101 (a)
1,000,000	Voya CLO Ltd., Series 2016-2A, Class CR, (3 mo. USD Term SOFR + 4.26%), 8.88%, due 7/19/2028	1,000,074 (a)(c)
1,200,000	Wellington Management CLO 1 Ltd., Series 2023-1A, Class A, (3 mo. USD Term SOFR + 1.80%), 6.42%, due 10/20/2036	1,208,122 (a)(c)
360,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class A3, 5.44%, due 5/17/2027	361,811 (a)
See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
$285,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class B, 7.81%, due 4/20/2054	$293,165 (a)
Total Asset-Backed Securities (Cost $36,079,875)		36,195,412

Corporate Bonds 38.7%
Advertising 0.1%
150,000	Clear Channel Outdoor Holdings, Inc., 5.13%, due 8/15/2027	145,419 (a)
Aerospace & Defense 2.5%
	Boeing Co.
1,025,000	2.70%, due 2/1/2027	967,564
820,000	6.30%, due 5/1/2029	849,278 (a)
1,200,000	L3Harris Technologies, Inc., 5.40%, due 1/15/2027	1,219,338
725,000	RTX Corp., 4.13%, due 11/16/2028	709,027
		3,745,207
Airlines 0.3%
265,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 4/20/2029	262,413 (a)
110,000	Delta Air Lines, Inc., 7.00%, due 5/1/2025	110,896 (a)
155,000	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, due 10/20/2025	154,252 (a)
		527,561
Auto Manufacturers 0.6%
	Ford Motor Credit Co. LLC
45,000	6.95%, due 6/10/2026	45,985
390,000	7.35%, due 11/4/2027	409,640
130,000	6.80%, due 5/12/2028	134,656
320,000	2.90%, due 2/10/2029	285,693
		875,974
Banks 11.5%
	Banco Santander SA
450,000	2.75%, due 5/28/2025	444,324
1,040,000	5.15%, due 8/18/2025	1,041,705
1,980,000	Bank of America Corp., 3.38%, due 4/2/2026	1,966,064 (g)
	Barclays PLC
975,000	5.67%, due 3/12/2028	990,046 (g)
765,000	4.84%, due 9/10/2028	761,381 (g)
	Citigroup, Inc.
645,000	2.01%, due 1/25/2026	640,088 (g)
1,635,000	4.54%, due 9/19/2030	1,601,324 (g)
2,230,000	Goldman Sachs Group, Inc., 1.95%, due 10/21/2027	2,108,403 (g)
1,225,000	JPMorgan Chase & Co., 4.08%, due 4/26/2026	1,218,913 (g)
750,000	Lloyds Banking Group PLC, 5.46%, due 1/5/2028	758,651 (g)
815,000	Manufacturers & Traders Trust Co., 4.70%, due 1/27/2028	807,476
	Morgan Stanley
1,345,000	1.59%, due 5/4/2027	1,282,268 (g)
340,000	5.65%, due 4/13/2028	346,789 (g)
650,000	Truist Financial Corp., 5.90%, due 10/28/2026	655,975 (g)
750,000	UBS Group AG, 1.36%, due 1/30/2027	716,646 (a)(g)
2,115,000	Wells Fargo & Co., 3.91%, due 4/25/2026	2,102,442 (g)
		17,442,495
See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^  (cont’d)
Principal Amount		Value

Building Materials 0.2%
$270,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	$271,245 (a)
Chemicals 0.7%
120,000	INEOS Finance PLC, 7.50%, due 4/15/2029	123,804 (a)
Olympus Water U.S. Holding Corp.
330,000	7.13%, due 10/1/2027	335,081 (a)
205,000	9.75%, due 11/15/2028	217,487 (a)
415,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	409,925 (a)
1,086,297
Commercial Services 0.6%
270,000	Champions Financing, Inc., 8.75%, due 2/15/2029	272,574 (a)
187,000	EquipmentShare.com, Inc., 9.00%, due 5/15/2028	193,364 (a)
150,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 1/15/2028	149,841 (a)
290,000	ZipRecruiter, Inc., 5.00%, due 1/15/2030	261,525 (a)
877,304
Computers 0.6%
90,000	ASGN, Inc., 4.63%, due 5/15/2028	85,943 (a)
780,000	Hewlett Packard Enterprise Co., 4.40%, due 9/25/2027	773,900
859,843
Distribution - Wholesale 0.4%
230,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	226,832 (a)
290,000	Resideo Funding, Inc., 4.00%, due 9/1/2029	266,186 (a)
160,000	Verde Purchaser LLC, 10.50%, due 11/30/2030	170,779 (a)
663,797
Diversified Financial Services 2.5%
1,635,000	Ally Financial, Inc., 4.75%, due 6/9/2027	1,623,984
775,000	American Express Co., 1.65%, due 11/4/2026	731,509
740,000	Capital One Financial Corp., 2.64%, due 3/3/2026	733,228 (g)
455,000	Global Aircraft Leasing Co. Ltd., 8.75%, due 9/1/2027	470,168 (a)
270,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	276,098 (a)
3,834,987
Electric 2.3%
575,000	Alpha Generation LLC, 6.75%, due 10/15/2032	583,078 (a)
1,135,000	Dominion Energy, Inc., 2.85%, due 8/15/2026	1,097,112
160,000	NRG Energy, Inc., 10.25%, due 3/15/2028	176,576 (a)(g)(h)
Pacific Gas & Electric Co.
495,000	3.50%, due 6/15/2025	490,190
750,000	3.45%, due 7/1/2025	742,165
430,000	Vistra Corp., 7.00%, due 12/15/2026	433,632 (a)(g)(h)
3,522,753
Engineering & Construction 0.4%
440,000	Artera Services LLC, 8.50%, due 2/15/2031	436,062 (a)
175,000	GTP Acquisition Partners I LLC, 3.48%, due 6/15/2050	173,212 (a)
609,274
Entertainment 1.0%
1,490,000	Warnermedia Holdings, Inc., 6.41%, due 3/15/2026	1,490,055
See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^  (cont’d)
Principal Amount		Value

Food Service 0.1%
$235,000	TKC Holdings, Inc., 6.88%, due 5/15/2028	$231,358 (a)
Healthcare - Products 0.1%
150,000	Medline Borrower LP, 5.25%, due 10/1/2029	145,290 (a)
Healthcare - Services 0.2%
250,000	CHS/Community Health Systems, Inc., 5.63%, due 3/15/2027	243,816 (a)
Holding Companies - Diversified 0.1%
150,000	Benteler International AG, 10.50%, due 5/15/2028	155,069 (a)
Insurance 1.2%
430,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, due 10/15/2027	428,387 (a)
535,000	AssuredPartners, Inc., 5.63%, due 1/15/2029	506,229 (a)
160,000	HUB International Ltd., 5.63%, due 12/1/2029	154,938 (a)
785,000	Jackson National Life Global Funding, 1.75%, due 1/12/2025	780,019 (a)
1,869,573
Internet 0.5%
790,000	Uber Technologies, Inc., 4.50%, due 8/15/2029	766,806 (a)
Leisure Time 0.4%
220,000	Lindblad Expeditions Holdings, Inc., 9.00%, due 5/15/2028	229,032 (a)
210,000	Lindblad Expeditions LLC, 6.75%, due 2/15/2027	210,993 (a)
160,000	Viking Cruises Ltd., 7.00%, due 2/15/2029	161,251 (a)
601,276
Machinery - Construction & Mining 0.2%
310,000	Manitowoc Co., Inc., 9.25%, due 10/1/2031	314,774 (a)
Machinery - Diversified 0.2%
320,000	TK Elevator Holdco GmbH, 7.63%, due 7/15/2028	321,444 (a)
Media 0.7%
300,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, due 5/1/2027	293,749 (a)
550,000	CSC Holdings LLC, 5.50%, due 4/15/2027	489,514 (a)
260,000	Sirius XM Radio, Inc., 4.00%, due 7/15/2028	242,910 (a)
1,026,173
Oil & Gas 1.4%
145,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, due 12/31/2028	147,952 (a)
425,000	Comstock Resources, Inc., 6.75%, due 3/1/2029	406,707 (a)
1,280,000	Diamondback Energy, Inc., 5.20%, due 4/18/2027	1,293,068
220,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, due 11/1/2028	214,650 (a)
2,062,377
Packaging & Containers 0.4%
580,000	Mauser Packaging Solutions Holding Co., 7.88%, due 4/15/2027	595,950 (a)
Pharmaceuticals 1.0%
605,000	Bayer U.S. Finance LLC, 6.13%, due 11/21/2026	618,216 (a)
890,000	CVS Health Corp., 4.30%, due 3/25/2028	867,621
1,485,837
See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^  (cont’d)
Principal Amount		Value

Pipelines 3.2%
	Enbridge, Inc.
$360,000	5.90%, due 11/15/2026	$367,900
359,000	5.25%, due 4/5/2027	363,972
980,000	Energy Transfer LP, 6.05%, due 12/1/2026	1,003,631
	Genesis Energy LP/Genesis Energy Finance Corp.
70,000	8.00%, due 1/15/2027	71,243
305,000	8.25%, due 1/15/2029	311,498
1,215,000	Kinder Morgan, Inc., 5.00%, due 2/1/2029	1,216,184
690,000	Plains All American Pipeline LP/PAA Finance Corp., 4.65%, due 10/15/2025	688,926
460,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 3/1/2027	456,507 (a)
320,000	Venture Global LNG, Inc., 8.13%, due 6/1/2028	332,091 (a)
		4,811,952
Real Estate 0.2%
290,000	Cushman & Wakefield U.S. Borrower LLC, 6.75%, due 5/15/2028	291,569 (a)
Real Estate Investment Trusts 1.1%
845,000	American Tower Corp., 1.45%, due 9/15/2026	795,623
390,000	Necessity Retail REIT, Inc./American Finance Operating Partner LP, 4.50%, due 9/30/2028	359,198 (a)
150,000	Starwood Property Trust, Inc., 3.63%, due 7/15/2026	143,773 (a)
300,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, due 2/15/2028	319,551 (a)
		1,618,145
Semiconductors 0.9%
1,342,000	Broadcom, Inc., 5.05%, due 7/12/2027	1,355,429
Software 1.1%
600,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	567,461 (a)
240,000	Cloud Software Group, Inc., 6.50%, due 3/31/2029	234,375 (a)
900,000	Oracle Corp., 1.65%, due 3/25/2026	862,306
		1,664,142
Telecommunications 2.0%
430,000	Consolidated Communications, Inc., 5.00%, due 10/1/2028	397,715 (a)
	Level 3 Financing, Inc.
370,000	10.50%, due 4/15/2029	411,940 (a)
140,000	11.00%, due 11/15/2029	157,978 (a)
1,010,000	T-Mobile USA, Inc., 3.75%, due 4/15/2027	988,884
725,000	Verizon Communications, Inc., 4.13%, due 3/16/2027	716,656
370,000	Zayo Group Holdings, Inc., 4.00%, due 3/1/2027	329,303 (a)
		3,002,476
Total Corporate Bonds (Cost $58,042,648)		58,515,667
Loan Assignments(c) 1.4%
Aerospace & Defense 0.1%
186,491	Peraton Corp., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 8.54%, due 2/1/2028	180,197
Air Transport 0.1%
126,000	American Airlines, Inc., Term Loan, (3 mo. USD Term SOFR + 4.75%), 9.63%, due 4/20/2028	129,524
Business Equipment & Services 0.2%
357,573	William Morris Endeavor Entertainment LLC, First Lien Term Loan, (1 mo. USD Term SOFR + 2.75%), 7.44% – 7.55%, due 5/18/2025	357,462 (i)
See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^  (cont’d)
Principal Amount		Value
Loan Assignments cont'd
Commercial Services 0.1%
$188,564	Neptune Bidco U.S., Inc., Term Loan B, (3 mo. USD Term SOFR + 5.00%), 9.76%, due 4/11/2029	$173,951
Diversified Insurance 0.3%
397,007	HUB International Ltd., First Lien Term Loan B, (3 mo. USD Term SOFR + 2.75%), 7.37%, due 6/20/2030	397,722
Leisure Goods - Activities - Movies 0.1%
170,989	Carnival Corp., Term Loan B2, (1 mo. USD Term SOFR + 2.75%), 7.44%, due 8/8/2027	171,310
Life Sciences Tools & Services 0.3%
427,850	Star Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.75%), 8.35%, due 9/27/2030	418,279
Oil & Gas 0.1%
174,125	Prairie ECI Acquiror LP, Term Loan, (1 mo. USD Term SOFR + 4.75%), 9.44%, due 8/1/2029	174,249
Retailers (except food & drug) 0.1%
175,597	Petco Health & Wellness Co., Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 8.12%, due 3/3/2028	166,620

Total Loan Assignments (Cost $2,168,665)		2,169,314
Number of Shares
Short-Term Investments 6.8%
Investment Companies 6.8%
10,301,482	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.82%(j) (Cost $10,301,482)	10,301,482
Total Investments 100.5% (Cost $153,652,306)		151,886,704
Liabilities Less Other Assets (0.5)%		(720,679)(k)
Net Assets 100.0%		$151,166,025

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At October 31, 2024, these securities amounted to $81,226,968, which represents 53.7% of net assets of the Fund.

(b)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of
October 31, 2024.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of October 31, 2024 and changes periodically.
(d)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only"
holding.

(e)
Security fair valued as of October 31, 2024 in accordance with procedures approved by the valuation designee. Total value of all such securities at October 31, 2024 amounted to $180,000, which represents
0.1% of net assets of the Fund.

See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^  (cont’d)
(f)	When-issued security. Total value of all such securities at October 31, 2024 amounted to $1,527,673, which represents 1.0% of net assets of the Fund.
(g)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(h)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(i)	The stated interest rates represent the range of rates at October 31, 2024 of the underlying contracts within the Loan Assignment.
(j)	Represents 7-day effective yield as of October 31, 2024.
(k)	Includes the impact of the Fund’s open positions in derivatives at October 31, 2024.
See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$121,768,715	80.5%
Cayman Islands	10,323,137	6.8%
United Kingdom	2,510,078	1.7%
Jersey	2,212,533	1.5%
Spain	1,486,029	1.0%
Germany	939,660	0.6%
Canada	731,872	0.5%
Switzerland	716,646	0.5%
Ireland	420,134	0.3%
Bermuda	197,545	0.1%
Austria	155,069	0.1%
Luxembourg	123,804	0.1%
Short-Term Investments and Other Liabilities—Net	9,580,803	6.3%
	$151,166,025	100.0%
See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At October 31, 2024, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2024	405	U.S. Treasury Note, 2 Year	$83,407,851	$(720,492)
Total Long Positions			$83,407,851	$(720,492)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2024	29	U.S. Treasury Note, 10 Year	$(3,203,594)	$116,000
12/2024	188	U.S. Treasury Note, 5 Year	(20,160,062)	485,281
12/2024	20	U.S. Treasury Note, Ultra 10 Year	(2,275,000)	77,266
12/2024	12	U.S. Treasury Ultra Bond	(1,507,500)	95,468
Total Short Positions			$(27,146,156)	$774,015
Total Futures				$53,523
At October 31, 2024, the Fund had $638,790 deposited in a segregated account to cover margin requirements on open futures.
For the year ended October 31, 2024, the average notional value for the months where the Fund had futures outstanding was $85,989,694 for long positions and $(25,461,285) for short positions.
Credit default swap contracts ("credit default swaps")
At October 31, 2024, the Fund did not have any outstanding credit default swaps.
For the year ended October 31, 2024, the average notional value for the months where the Fund had credit default swaps outstanding was $1,300,000 for buy protection.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of October 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Mortgage-Backed Securities#	$—	$44,704,829	$—	$44,704,829
Asset-Backed Securities	—	36,195,412	—	36,195,412
Corporate Bonds#	—	58,515,667	—	58,515,667
Loan Assignments#	—	2,169,314	—	2,169,314
Short-Term Investments	—	10,301,482	—	10,301,482
Total Investments	$—	$151,886,704	$—	$151,886,704

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
See Notes to Financial Statements

Schedule of Investments Short Duration Income ETF^  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s derivatives as of October 31, 2024:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$774,015	$—	$—	$774,015
Liabilities	(720,492)	—	—	(720,492)
Total	$53,523	$—	$—	$53,523

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Statements of Assets and Liabilities
Neuberger Berman ETF Trust

	Energy Transition & Infrastructure ETF	Flexible Credit Income ETF	Short Duration Income ETF
	October 31, 2024	October 31, 2024	October 31, 2024
Assets
Investments in securities, at value* (Note A)— see Schedule of Investments:
Unaffiliated issuers(a)	$14,386,806	$53,761,452	$151,886,704
Cash	126,631	3,691	607
Foreign currency(b)	—	58,429	—
Cash collateral segregated for futures contracts (Note A)	—	329,204	638,790
Cash collateral segregated for centrally cleared swap contracts (Note A)	—	19,529	—
Dividends and interest receivable	43,968	709,191	949,432
Receivable for securities sold	7,874	—	349,791
Receivable for accumulated variation margin on futures contracts (Note A)	—	—	53,523
Receivable from Management—net (Note B)	—	47,607	—
Receivable for securities lending income (Note A)	31	—	—
Receivable for accumulated variation margin on centrally cleared swap contracts(c) (Note A)	—	194,013	—
Receivable for forward foreign currency contracts (Note A)	—	9,771	—
Prepaid expenses and other assets	—	1,620	6,082
Total Assets	14,565,310	55,134,507	153,884,929
Liabilities
Payable to investment manager—net (Note B)	14,132	13,313	21,792
Payable for securities purchased	—	2,608,657	2,576,833
Payable for accumulated variation margin on futures contracts (Note A)	—	177,473	—
Payable for forward foreign currency contracts (Note A)	—	40	—
Payable to administrator (Note B)	—	—	722
Payable to trustees	—	4,627	3,812
Other accrued expenses and payables	—	108,569	115,745
Total Liabilities	14,132	2,912,679	2,718,904
Net Assets	$14,551,178	$52,221,828	$151,166,025
Net Assets consist of:
Paid-in capital	$15,728,513	$51,352,223	$167,803,489
Total distributable earnings/(losses)	(1,177,335)	869,605	(16,637,464)
Net Assets	$14,551,178	$52,221,828	$151,166,025
Shares Outstanding ($.001 par value; unlimited shares authorized)	475,001	1,025,001	2,976,382
Net Asset Value, offering and redemption price per share	$30.63	$50.95	$50.79
*Cost of Investments:
(a) Unaffiliated issuers	$14,013,002	$53,368,390	$153,652,306
(b) Total cost of foreign currency	$—	$58,050	$—
(c) Unamortized upfront payments on centrally cleared swap contracts	$—	$134,930	$—

See Notes to Financial Statements

Statements of Operations
Neuberger Berman ETF Trust
	Energy Transition & Infrastructure ETF*	Energy Transition & Infrastructure ETF
	For the Period September 1, 2024 to October 31, 2024	For the Fiscal Year Ended August 31, 2024
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$34,784	$550,916
Interest and other income—unaffiliated issuers	6,012	35,590
Income from securities loaned—net	59	2,161
Foreign taxes withheld	(103)	(16,420)
Total income	$40,752	$572,247
Expenses:
Investment management fees (Note B)	34,104	178,708
Total expenses	34,104	178,708
Fees waived (Note B)	(5,247)	(27,494)
Total net expenses	28,857	151,214
Net investment income/(loss)	$11,895	$421,033
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	(73,272)	(1,673,874)
Redemption in-kind	7,380,262	—
Settlement of foreign currency transactions	432	(35,906)
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	(6,085,014)	7,316,353
Foreign currency translations	(1,061)	24,124
Net gain/(loss) on investments	1,221,347	5,630,697
Net increase/(decrease) in net assets resulting from operations	$1,233,242	$6,051,730

*	The Fund changed its fiscal year end from August 31 to October 31. See Note G of the Notes to Financial Statements.
See Notes to Financial Statements

Statements of Operations   (cont’d)
Neuberger Berman ETF Trust

	Flexible Credit Income ETF	Short Duration Income ETF(a)
	For the Period from June 24, 2024 (Commencement of Operations) to October 31, 2024	For the Fiscal Year Ended October 31, 2024
Investment Income:
Income (Note A):
Interest and other income—unaffiliated issuers	$1,315,115	$9,134,023
Foreign taxes withheld	(4)	—
Total income	$1,315,111	$9,134,023
Expenses:
Investment management fees (Note B)	73,363	270,811
Administration fees (Note B)	16,507	225,428
Distribution Fees (Note B)	—	11,646
Shareholder servicing agent fees	4,000	23,580
Audit fees	49,580	51,260
Organization expenses (Note A)	130,790	—
Custodian and accounting fees	30,754	75,987
Insurance	—	5,309
Legal fees	18,037	67,844
Registration and filing fees	—	127,870
Shareholder reports	2,975	10,089
Stock exchange listing fees	3,312	3,375
Trustees' fees and expenses	19,746	61,805
Miscellaneous and other fees (Note A)	4,659	24,580
Total expenses	353,723	959,584
Expenses reimbursed by Management (Note B)	(263,468)	(375,246)
Fees waived (Note B)	(18,341)	(8,998)
Total net expenses	71,914	575,340
Net investment income/(loss)	$1,243,197	$8,558,683
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	(36,269)	(1,410,288)
Settlement of forward foreign currency contracts	23,113	—
Settlement of foreign currency transactions	(1,621)	—
Expiration or closing of futures contracts	274,224	(666,853)
Expiration or closing of swap contracts	21,708	(1,505)
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	393,062	7,253,419
Forward foreign currency contracts	9,731	—
Foreign currency translations	161	—
Futures contracts	(177,473)	(211,483)
Swap contracts	59,083	—
Net gain/(loss) on investments	565,719	4,963,290
Net increase/(decrease) in net assets resulting from operations	$1,808,916	$13,521,973

(a)
After the close of business on June 21, 2024, Neuberger Berman Short Duration Bond Fund (the "Predecessor Fund") was reorganized into Neuberger Berman Short Duration Income ETF. The amounts disclosed include those of the Predecessor Fund. Refer to Note A in the Notes to Financial Statements for additional information on the reorganization.

See Notes to Financial Statements

Statements of Changes in Net Assets
Neuberger Berman ETF Trust
	Energy Transition & Infrastructure ETF*
	Period Ended from September 1, 2024 to	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2024	August 31, 2024	August 31, 2023
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$11,895	$421,033	$279,181
Net realized gain/(loss) on investments	7,307,422	(1,709,780)	(45,562)
Change in net unrealized appreciation/(depreciation) of investments	(6,086,075)	7,340,477	(677,471)
Net increase/(decrease) in net assets resulting from operations	1,233,242	6,051,730	(443,852)
Distributions to Shareholders From (Note A):
Distributable earnings	—	(328,735)	(45,923)
From Fund Share Transactions (Note D):
Proceeds from shares sold	11,595,742	1,277,559	20,414,857
Payments for shares redeemed	(30,648,450)	—	—
Net increase/(decrease) from Fund share transactions	(19,052,708)	1,277,559	20,414,857
Net Increase/(Decrease) in Net Assets	(17,819,466)	7,000,554	19,925,082
Net Assets:
Beginning of year	32,370,644	25,370,090	5,445,008
End of period	$14,551,178	$32,370,644	$25,370,090

*	The Fund changed its fiscal year end from August 31 to October 31. See Note G of the Notes to Financial Statements.
See Notes to Financial Statements

Statements of Changes in Net Assets (cont’d)
Neuberger Berman ETF Trust

	Flexible Credit Income ETF	Short Duration Income ETF(a)
	Period from June 24, 2024 (Commencement of Operations) to	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2024	October 31, 2024	October 31, 2023
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$1,243,197	$8,558,683	$8,190,355
Net realized gain/(loss) on investments	281,155	(2,078,646)	(4,557,047)
Change in net unrealized appreciation/(depreciation) of investments	284,564	7,041,936	4,646,090
Net increase/(decrease) in net assets resulting from operations	1,808,916	13,521,973	8,279,398
Distributions to Shareholders From (Note A):
Distributable earnings	(939,311)	(8,270,051)(b)	(8,625,512)(b)
From Fund Share Transactions (Note D):
Proceeds from shares sold	51,352,223	62,450,966 (c)	63,348,164 (c)
Proceeds from reinvestment of dividends and distributions	—	5,735,181 (c)	8,553,855 (c)
Payments for shares redeemed	—	(87,896,382)(c)	(76,732,188)(c)
Net increase/(decrease) from Fund share transactions	51,352,223	(19,710,235)	(4,830,169)
Net Increase/(Decrease) in Net Assets	52,221,828	(14,458,313)	(5,176,283)
Net Assets:
Beginning of period	—	165,624,338	170,800,621
End of period	$52,221,828	$151,166,025	$165,624,338

(a)
After the close of business on June 21, 2024, Neuberger Berman Short Duration Bond Fund (the "Predecessor Fund") was reorganized into Neuberger Berman Short Duration Income ETF. The amounts disclosed include those of the Predecessor Fund. Refer to Note A in the Notes to Financial Statements for additional information on the reorganization.

(b)
Included in these amounts are the distributions to shareholders from Investor Class shares, Trust Class shares, Institutional Class shares,
Class A shares, Class C shares and Class R6 shares of the Predecessor Fund:

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Distributable earnings:
Short Duration Income ETF
Investor Class	$(478,332)	$(758,158)
Trust Class	(55,616)	(103,521)
Institutional Class	(5,168,215)	(7,531,288)
Class A	(158,054)	(190,574)
Class C	(22,866)	(41,971)

(c)
The dollar amounts disclosed are the total from fund share transactions of the Investor Class shares, Trust Class shares, Institutional class shares, Class A shares, Class C shares and Class R6 shares of the Predecessor Fund. See Note D of the Notes to Financial
Statements for additional information.

See Notes to Financial Statements

Notes to Financial Statements ETF Trust
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman ETF Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated December 8, 2021. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Energy Transition & Infrastructure ETF ("Energy Transition & Infrastructure ETF") (formerly Neuberger Berman Carbon Transition & Infrastructure ETF), Neuberger Berman Flexible Credit Income ETF ("Flexible Credit Income ETF"), and Neuberger Berman Short Duration Income ETF ("Short Duration Income ETF") (each individually a "Fund," and collectively, the "Funds") are separate operating series of the Trust, each of which is diversified. Effective November 1, 2024, Energy Transition & Infrastructure ETF is non-diversified. Each Fund offers and issues shares of beneficial interest ("Shares"). Shares of a Fund represent an equal proportionate interest in the Fund. Flexible Credit Income ETF had no operations until June 24, 2024, other than matters relating to the Fund's organization and its registration of shares under the 1933 Act. As further described in Note A-2, Short Duration Income ETF commenced operations as an ETF following its reorganization from a mutual fund.
On June 27, 2024, the Trust's Board of Trustees (the "Board") approved a proposal to change the name of the Neuberger Berman Carbon Transition & Infrastructure ETF (the "Fund") to Neuberger Berman Energy Transition & Infrastructure ETF along with a related change to the Fund’s policy to invest at least 80% of its net assets (plus borrowing for investment purposes) in equity securities of carbon transition companies and infrastructure companies ("80% Policy"). The Fund’s 80% Policy would be changed to invest at least 80% of its net assets (plus borrowing for investment purposes) in equity securities of energy transition companies and infrastructure companies. The Board also approved related changes to the principal investment strategies to more closely align them with the new name and 80% Policy of the Fund. In addition, the Fund would make changes to its portfolio managers, benchmark, distribution frequency (from annual to quarterly), ticker symbol, and the Fund’s fiscal year end (from 8/31 to 10/31). All of these changes were contingent upon shareholder approval of the following proposals: (1) a proposal to change the Fund from a diversified fund to a non-diversified fund; and (2) a proposal to change the Fund’s current fundamental policy on industry concentration to invest greater than 25% of its total assets in the aggregate in the oil, gas, and consumable fuels industry. In addition to these two proposals, shareholder were asked to approve a proposal to change the Fund’s current management agreement from a unitary fee arrangement to a separate management agreement and administration agreement. As announced in a supplement to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information dated October 15, 2024, shareholders approved all three proposals at a meeting held on October 14, 2024 and all of the changes described above will be effective November 1, 2024, except that the fiscal year end change was effective October 15, 2024.
A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other series of the Trust.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
2
Reorganization: On December 14, 2023, the Board approved the reorganization of Neuberger Berman Short Duration Bond Fund (the "Predecessor Fund") to a newly organized series of Neuberger Berman ETF Trust which is Short Duration Income ETF. After the close of business on June 21, 2024, the Predecessor Fund was reorganized into Short Duration Income ETF in a tax-free reorganization under the Internal Revenue Code (the "Reorganization"). After the Regorganization, shareholders of the Predecessor Fund held shares of Short Duration Income ETF instead of shares of the Predecessor Fund. Prior to the Reorganization, on May 30, 2024, each of Class A, Class C, Investor Class and Trust Class shares of the Predecessor Fund were converted into Institutional Class shares. Accordingly, after that date, all shareholders of the Predecessor Fund owned Institutional Class shares. In addition, after the close of business on June 14, 2024, the Predecessor Fund conducted a reverse stock split pursuant to a stock split ratio of 1:0.1417 (old to new).
3
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of the Funds are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities, exchange-traded funds and master limited partnerships and limited partnerships, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.
Emerging Markets Debt and Foreign Government Securities. Inputs used to value emerging markets debt and foreign government securities generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).
The value of forward foreign currency contracts ("forward FX contracts") is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount each of the Funds might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange ("NYSE") is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). Management has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time at which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
4
Foreign currency translations: The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statements of Operations.
5
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as a Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statements of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which certain of the Funds participated as a class member. The amount of such proceeds for the year ended October 31, 2024, was $291 for Short Duration Income ETF.
6
Income tax information: Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each of Energy Transition & Infrastructure ETF and Short Duration Income ETF to continue to qualify for, treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. It is the intention of Flexible Credit Income ETF to qualify for treatment as a RIC by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent a Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.
ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statements of Operations. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed each Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds' financial statements.
For federal income tax purposes, the estimated cost and unrealized appreciation/(depreciation) in value of investments held at October 31, 2024 were as follows:
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Energy Transition & Infrastructure ETF	$14,006,543	$510,156	$129,893	$380,263
Flexible Credit Income ETF	53,374,778	600,784	214,110	386,674
Short Duration Income ETF	154,059,743	1,423,495	3,596,534	(2,173,039)
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund. The Funds may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Funds. For the year ended October 31, 2024, the Funds recorded permanent reclassifications related to: tax adjustments on securities redeemed in kind. For the year ended October 31, 2024, the Funds recorded the following permanent reclassifications:
	Paid-in Capital	Total Distributable Earnings/(Losses)
Energy Transition & Infrastructure ETF	$7,429,512	$(7,429,512)
Flexible Credit Income ETF	—	—
Short Duration Income ETF	—	—
The tax character of distributions paid during the years ended October 31, 2024, and October 31, 2023, was as follows:
	Distributions Paid From:
	Ordinary Income		Long-Term Capital Gain		Return of Capital		Total
	2024	2023	2024	2023	2024	2023	2024	2023
Energy Transition & Infrastructure ETF(a)	$328,735 (b)(c)	$45,923 (c)	$— (b)(c)	$— (c)	$— (b)(c)	$— (c)	$328,735 (b)(c)	$45,923 (c)
Flexible Credit Income ETF(d)	939,311	—	—	—	—	—	939,311	—
Short Duration Income ETF(e)(f)	8,270,051	8,625,512	—	—	—	—	8,270,051	8,625,512

(a)	On June 27, 2024, the Board approved a change in fiscal year end from August 31 to October 31. This change was effective beginning with the current fiscal period, September 1, 2024.
(b)	There were no distributions during September 1, 2024 to October 31, 2024.
(c)	Year ended August 31.
(d)	Period from June 24, 2024 (Commencement of Operations) to October 31, 2024.
(e)	After the close of business on June 21, 2024, the Predecessor Fund was reorganized into Short Duration Income ETF.
(f)	Amounts disclosed are inclusive of the Predecessor Fund.

As of October 31, 2024, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
Energy Transition & Infrastructure ETF(a)	$267,973	$—	$381,036	$(1,826,344)	$—	$(1,177,335)
Flexible Credit Income ETF(b)	445,853	57,908	386,836	—	(20,992)	869,605
Short Duration Income ETF(c)	796,660	—	(2,173,039)	(15,261,085)	—	(16,637,464)

(a)	Period from September 1, 2024 to October 31, 2024.
(b)	Period from June 24, 2024 (Commencement of Operations) to October 31, 2024.
(c)	Amounts disclosed are inclusive of the Predecessor Fund.
The temporary differences between book basis and tax basis distributable earnings are primarily related to one or more of the following: amortization of organizational expenses, amortization of bond premium, mark-to-market adjustments on forward FX contracts, futures, foreign futures, swaps and options and tax adjustments related to other investments and swaps.
To the extent each Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at October 31, 2024, the following Funds had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, if any, as follows:
	Capital Loss Carryforwards
	Long-Term	Short-Term
Energy Transition & Infrastructure ETF	$809,964	$1,016,380
Short Duration Income ETF	10,489,257	4,771,828
7
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.
8
Distributions to shareholders: Each Fund may earn income, net of expenses, daily on its investments. Ordinarily, distributions from net investment income are declared on each business day and paid monthly for Flexible Credit Income ETF and Short Duration Income ETF, and distributions from net realized capital gains, if any, are generally distributed once a year (usually in December). Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in December) for Energy Transition & Infrastructure ETF through October 31, 2024. Distributions to shareholders are recorded on the ex-date.
In connection with the changes discussed in Note A-1, effective November 1, 2024, Energy Transition & Infrastructure ETF changed the frequency of its distributions so that the Fund will distribute net investment income on a quarterly basis. The first distribution record date, if any, will be on December 18, 2024.
9
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

10
Investment company securities and other exchange-traded funds: The Funds may invest in shares of other registered investment companies, including other exchange-traded funds ("ETFs"), within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the SEC, particularly Rule 12d1-4, or any other applicable exemptive relief. Rule 12d1-4 permits investments in other registered investment companies in excess of the limitations of the 1940 Act if a Fund complies with the conditions of the Rule. Shareholders of a Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.
11
When-issued/delayed delivery securities: The Funds may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to a Fund until payment takes place. When-issued and delayed delivery transactions can have a leverage-like effect on a Fund, which can increase fluctuations in the Fund’s NAV. Certain risks may arise upon entering into when-issued or delayed delivery securities transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
12
Organization expenses: Costs incurred by Flexible Credit Income ETF in connection with its organization, which amounted to $130,790, and is reflected in "Organization expenses" in the Statements of Operations, have been expensed as incurred.
13
Derivative instruments: Certain Funds' use of derivatives during the year ended October 31, 2024, is described below. Please see the Schedule of Investments for each Fund's open positions in derivatives, if any, at October 31, 2024. The disclosure requirements of ASC 815 "Derivatives and Hedging" ("ASC 815") distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting. Accordingly, even though a Fund’s investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.
Rule 18f-4 under the 1940 Act regulates the use of derivatives for certain funds registered under the 1940 Act ("Rule 18f-4"). Unless a Fund qualifies as a "limited derivatives user" as defined in Rule 18f-4, the Fund is subject to a comprehensive derivatives risk management program, is required to comply with certain value-at-risk based leverage limits and is required to provide additional disclosure both publicly and to the SEC regarding its derivatives positions. If a Fund qualifies as a limited derivatives user, Rule 18f-4 requires the Fund to have policies and procedures to manage its aggregate derivatives risk.
Futures contracts: During the year ended October 31, 2024, Flexible Credit Income ETF used futures to manage or adjust the risk profile and investment exposure of the Fund or individual positions, to obtain or reduce exposure to certain markets, to establish net short or long positions for markets, currencies or securities, adjust the duration of the Fund’s portfolio and to enhance total return. During the year ended October 31, 2024, Short Duration ETF used futures for economic hedging purposes, including as a maturity or duration management device.
Futures contracts may include certain options on exchange-traded futures contracts. At the time a Fund enters into a futures contract, it is required to deposit with the futures commission merchant a specified amount of cash or liquid securities, known as "initial margin," which is a percentage of the value of the futures contract being traded that is set by the exchange upon which the futures contract is traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis, or as needed, as the market price of the futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by a Fund as unrealized gains or losses.

Although some futures by their terms call for actual delivery or acquisition of the underlying securities or currency, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching futures. When the contracts are closed or expire, a Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market, possibly at a time of rapidly declining prices, and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures executed on regulated futures exchanges have minimal counterparty risk to a Fund because the exchange’s clearinghouse assumes the position of the counterparty in each transaction. Thus, a Fund is exposed to risk only in connection with the clearinghouse and not in connection with the original counterparty to the transaction. For U.S. federal income tax purposes, the futures transactions undertaken by a Fund may cause the Fund to recognize gains or losses from marking contracts to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund. Also, a Fund’s losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating such Fund’s taxable income.
Forward foreign currency contracts: During the year ended October 31, 2024, Flexible Credit Income ETF used forward FX contracts to manage or adjust the risk profile for foreign currency exposures in the Fund, to obtain or reduce economic exposure, to establish net short or long positions for markets or securities and to enhance total return.
A forward FX contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, and is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward FX contract fluctuates with changes in forward currency exchange rates. Forward FX contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain or loss. At the consummation of a forward FX contract to purchase or sell currency, the Fund may either exchange the currencies specified at the maturity of the forward FX contract or enter into a closing transaction involving the purchase or sale of an offsetting forward FX contract. Closing transactions with respect to forward FX contracts are usually performed with the counterparty to the original forward FX contract. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a contract is included in "Net realized gain/(loss) on settlement of forward foreign currency contracts" in the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risks associated with fluctuations in foreign currency and the risk the counterparty will fail to fulfill its obligation.
Credit default swap contracts: During the year ended October 31, 2024, Flexible Credit Income ETF used credit default swaps for economic hedging purposes, to manage or adjust the risk profile and investment exposure of the Fund or individual positions, to obtain or reduce exposure to certain markets, to establish net short or long positions for markets or securities and to enhance total return. During the year ended October 31, 2024, Short Duration Income ETF used credit default swaps for economic hedging purposes, to manage or adjust the risk profile and investment exposure of the Fund or individual positions, to obtain or reduce exposure to certain markets, to establish net short or long positions for markets or securities and to enhance total return. When a Fund is the buyer of a credit default swap contract, it is entitled to receive the notional amount of the swap from the counterparty if a credit event occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When a Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If a Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make (or the risk of loss) would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may add economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The net periodic payments paid or received on the swap contract are accrued daily as a component of unrealized appreciation/(depreciation) and are recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation/(depreciation) in an amount equal to the daily valuation of swaps. For over-the-counter ("OTC") credit default swaps, cash settlement in and out of the swaps may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an agreement between the Fund and the counterparty. For financial reporting purposes, unamortized upfront payments/(receipts), if any, are netted with unrealized appreciation or (depreciation) and net interest receivable or payable on swap contracts to determine the fair value of swaps.
Centrally cleared swap contracts: Certain clearinghouses currently offer clearing for limited types of derivative transactions. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty that is then cleared through a central clearinghouse. Upon acceptance of a swap by a central clearinghouse, the original swap is extinguished and replaced with a swap with the clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. A Fund typically will be required to post specified levels of both initial and variation margin with the clearinghouse or at the instruction of the clearinghouse. The daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the central clearing party. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation and net interest receivable or payable on swap contracts to determine the fair value of swaps.
At October 31, 2024, the Fund had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:
	Asset Derivatives		Liability Derivatives
Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Flexible Credit Income ETF
Futures
Interest rate risk	Receivable/Payable for accumulated variation margin on futures contracts	$45,530	Receivable/Payable for accumulated variation margin on futures contracts	$(223,003)
Forward FX contracts
Currency risk	Receivable for forward foreign currency contracts	9,771	Payable for forward foreign currency contracts	(40)
Centrally cleared swaps
Credit Risk	Receivable/Payable for accumulated variation margin on centrally cleared swap contracts(a)	194,013	Receivable/Payable for accumulated variation margin on centrally cleared swap contracts(a)	—
Short Duration Income ETF
Futures
Interest rate risk	Receivable/Payable for accumulated variation margin on futures contracts	774,015	Receivable/Payable for accumulated variation margin on futures contracts	(720,492)

(a)	"Centrally cleared swaps" reflect the cumulative unrealized appreciation/(depreciation) of the centrally cleared swap contracts plus accrued interest as of October 31, 2024.

The impact of the use of these derivative instruments on the Statements of Operations during the year ended October 31, 2024, was as follows:
Fund	Net Realized Gain/ (Loss) on Derivatives(a)	Change in Net Unrealized Appreciation/ (Depreciation) on Derivatives(b)
Flexible Credit Income ETF
Futures
Interest rate risk	$274,224	$(177,473)
Forward FX contracts
Currency risk	23,113	9,731
Swaps
Credit Risk	21,708	59,083
Short Duration Income ETF
Futures
Interest rate risk	(666,853)	(211,483)
Swaps
Credit Risk	(1,505)	-

(a)	Net realized gain/(loss) on derivatives is located in the Statements of Operations each under the caption, "Net realized gain/(loss) on:"

Futures	Expiration or closing of futures contracts
Forward FX contracts	Settlement of forward foreign currency contracts
Swaps	Expiration or closing of swap contracts

(b)	Change in net unrealized appreciation/(depreciation) is located in the Statements of Operations each under the caption, "Change in net unrealized appreciation/(depreciation) in value of:"

Futures	Futures contracts
Forward FX contracts	Forward foreign currency contracts
Swaps	Swap contracts
While the Funds may receive rights and warrants in connection with their investments in securities, these rights and warrants are not considered "derivative instruments" under ASC 815.
Management has concluded that Energy Transition & Infrastructure ETF did not hold any derivative instruments during the year ended October 31, 2024 that require additional disclosures pursuant to ASC 815.
14
Securities lending: Each Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned—net" and are net of expenses retained by State Street as compensation for its services as lending agent.
The initial collateral received by a Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and a Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included on the Statement of Assets and Liabilities under the caption "Investments in securities at value—Unaffiliated issuers". The total value of securities received as collateral for securities on loan is included in a footnote following the applicable Schedule of Investments, but is not included within the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to that Fund.
As of October 31, 2024, the Funds did not participate in securities lending.
15
Offsetting assets and liabilities: The Funds are required to disclose both gross and net information for assets and liabilities related to OTC derivatives, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. Flexible Credit Income ETF held one or more of these investments at October 31, 2024. The Funds' OTC derivative assets and liabilities at fair value by type and securities lending assets are reported gross in the Statements of Assets and Liabilities. The following tables present derivative and securities lending assets and liabilities by counterparty, net of amounts available for offset under a master netting or similar agreement and net of the related collateral received by a Fund for assets and pledged by a Fund for liabilities as of October 31, 2024.
Description	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Flexible Credit Income ETF
Forward FX contracts	$9,771	$(40)
Total	$9,771	$(40)

Gross Amounts Not Offset in the Statements of Assets and Liabilities:
	Assets				Liabilities
Counterparty	Gross Amounts Presented in the Statements of Assets and Liabilities	Liabilities Available for Offset	Collateral Received(a)	Net Amount(b)	Gross Amounts Presented in the Statements of Assets and Liabilities	Assets Available for Offset	Collateral Pledged(a)	Net Amount(b)
Flexible Credit Income ETF
JPM	$9,743	$—	$—	$9,743	$—	$—	$—	$—
SSB	28	—	—	28	—	—	—	—
UBS	—	—	—	—	(13)	—	—	(13)
WBC	—	—	—	—	(27)	—	—	(27)
Total	$9,771	$—	$—	$9,771	$(40)	$—	$—	$(40)

(a)	Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above, for each respective counterparty.
(b)
A net amount greater than zero represents amounts subject to loss as of October 31, 2024, in the event of a counterparty failure. A net amount less than zero represents amounts under-collateralized to each counterparty as of October 31, 2024.

16
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust or a Fund.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
Energy Transition & Infrastructure ETF:
Through October 31, 2024, the Fund retained NBIA as investment manager under a Management Agreement. Under the Management Agreement, Management is responsible for choosing a Fund’s investments and handling its day-to-day business. In addition, Management provides to the Fund certain Fund services and administrative services as specified in the Management Agreement. Beginning November 1, 2024, the Fund retains NBIA as investment manager under a Management Agreement. Under the Management Agreement, Management is responsible for choosing a Fund's investments and handling its day-to-day business and certain Fund services.
Flexible Credit ETF and Short Duration Income ETF:
Each Fund retains NBIA as investment manager under a Management Agreement. Under the Management Agreement, Management is responsible for choosing a Fund’s investments and handling its day-to-day business and certain Fund services.
For such investment management services, the Funds pay NBIA an investment management fee as a percentage of average daily net assets according to the following table:

	First $2 billion	Thereafter
Energy Transition & Infrastructure ETF(a)(b)	0.65%	0.65%
Flexible Credit Income ETF(b)	0.40%	0.40%
Short Duration Income ETF	0.17%	0.15%

(a)	Effective November 1, 2024, Energy Transition & Infrastructure pays a management fee of 0.55% of average daily net assets.
(b)
NBIA has contractually agreed to waive its management fee by 0.10% of Energy Transition & Infrastructure
ETF's and Flexible Credit Income ETF's average daily net assets. This undertaking lasted until October 31,
2024 for Energy Transition & Infrastructure ETF. This undertaking lasts until October 31, 2025 for Flexible
Credit Income ETF and may not be terminated during its term without the consent of the Board.
Management fees contractually waived are not subject to recovery by NBIA.

Management fees waived for the year ended October 31, 2024 were as follows:
Fund	Percentage of Average Daily Net Assets Waived and/or Reimbursed	Effective Date(s)	Management Fees Waived for the Year Ended October 31, 2024
Energy Transition & Infrastructure ETF	0.10%	4/6/2022	$5,247
Flexible Credit Income ETF	0.10%	6/24/2024	$18,341
Accordingly, for the year ended October 31, 2024, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of the Fund's average daily net assets, as follows:
Effective Rate
Energy Transition & Infrastructure ETF	0.55%
Flexible Credit Income ETF	0.30%

Effective Rate
Short Duration Income ETF	0.17%
Investment management fee waivers are included in the Statements of Operations under the caption "Fees waived."
Energy Transition & Infrastructure ETF:
Through October 31, 2024, NBIA had contractually agreed to pay all operating expenses of the Fund, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) brokerage expenses, including commissions, and other transaction costs; (iii) acquired fund fees and expenses; (iv) dividend and interest expenses relating to short sales; (v) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (vi) the compensation payable to NBIA under this Agreement; (vii) securities lending expenses; (viii) litigation expenses and tax reclaim expenses; (ix) indemnification expenses; and (x) any expenses determined to be extraordinary expenses by the Board. With the Fund's consent, Management may subcontract to third parties some of its responsibilities to the Fund under the Management Agreement and may compensate each such third party that provides such services. Certain expenses that are outside of the investment management fee, as described above, may be applicable to multiple funds within the complex of related investment companies and such allocations are handled as follows: Expenses directly attributable to a Fund are charged to that Fund. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company (e.g., a Fund) are allocated among that Fund and the other investment companies or series thereof in the complex on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies or series thereof in the complex can otherwise be made fairly.
Effective November 1, 2024, NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Fund so that the total annual operating expenses do not exceed 0.55% until 4/8/2025, and 0.65% from 4/9/2025 to 10/31/2028. These undertakings exclude interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, extraordinary expenses, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The Fund has agreed that it will repay NBIA for fees and expenses waived or reimbursed provided that repayment does not cause the Fund's annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
Flexible Credit Income ETF and Short Duration Income ETF:
NBIA has contractually agreed to waive fees and/or reimburse certain expenses of each Fund so that the total annual operating expenses do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, extraordinary expenses, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. Prior to the Reorganization, Short Duration Income ETF's Predecessor Fund incurred fees and engaged in transactions with affiliates. Expenses, other than management fees, which include balances of the Predecessor Fund and its respective Fund, as shown in the respective Fund's Statement of Operations were expenses incurred by that Predecessor Fund.
Flexible Credit Income ETF and Short Duration Income ETF have agreed that they will repay NBIA for fees and expenses waived or reimbursed provided that repayment does not cause the respective Fund's annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the respective Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the year ended October 31, 2024, there was no repayment to NBIA under these agreements.
At October 31, 2024, the Funds' contingent liabilities to NBIA under the agreements were as follows:
			Expenses Reimbursed in Year Ended October 31,
			2023	2024	2024
			Subject to Repayment until October 31,
Fund	Contractual Expense Limitation(a)	Expiration	2025	2026	2027
Flexible Credit Income ETF	0.39%(b)	10/31/25	$—	$—	$263,468 (c)
Short Duration Income ETF	0.34%(d)	10/31/27	319,603	335,300	375,246

(a)	Expense limitation per annum of the Fund's average daily net assets.
(b)	0.49% of average daily net assets from 11/1/2025 to 10/31/2027.
(c)	Period from June 24, 2024 (Commencement of Operations) to October 31, 2024.
(d)	Expenses reimbursed prior to the close of business on June 21, 2024, are of the Predecessor Fund which had a contractual expense limitation of 0.34% for its Institutional Class.
NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
Flexible Credit Income ETF and Short Duration Income ETF retain NBIA as its administrator under an Administration Agreement. The administration fee was assessed at the class level prior to June 24, 2024 for Short Duration Income ETF and each share class of the Predecessor Fund, as applicable, paid NBIA an annual administration fee equal to the following: 0.27% for each of Investor Class, Class A and Class C; 0.50% for Trust Class; 0.15% for Institutional Class; and 0.05% for Class R6, each as a percentage of its average daily net assets. Effective June 24, 2024 for Short Duration Income ETF, after the Reorganization, it pays NBIA a fee at the annual rate of 0.09% of the Fund's average daily net assets. Flexible Credit Income ETF pays NBIA a fee at the annual rate of 0.09% of the Fund's average daily net assets. Effective November 1, 2024, Energy Transition & Infrastructure ETF retains NBIA as its administrator under an Administration Agreement and pays NBIA a fee at the annual rate of 0.09% of the Fund’s average daily net assets.
Neuberger Berman BD LLC (the "Distributor") serves as the distributor in connection with the continuous offering of each Fund’s shares. Each Fund (except Short Duration Income ETF) also has a distribution agreement that allows the Fund to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). Under their distribution plans (each a Plan, collectively, the "Plans") if a Service Provider provides distribution services, a Fund would pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. The Distributor would, in turn, pay the Service Provider out of its fees. The Board currently has determined not to implement any 12b-1 fees pursuant to the Plans. 12b-1 fees may only be imposed after approval by the Board.
The Predecessor Fund of Short Duration Income ETF paid the Distributor fees at the annual rate of 0.25% of Class A’s average daily net assets and 1.00% of Class C’s average daily net assets. Effective December 15, 2023, Rule 12b-1 fees on all applicable share classes of the Predecessor Fund of Short Duration Income ETF were waived. These waivers are included in the Statements of Operations under the caption "Fees waived."

Note C—Securities Transactions:
During the year ended October 31, 2024, there were purchase and sale transactions of long-term securities and in-kind capital share transactions as follows:
	Transactions of Long-Term Securities		In-kind Capital Share Transactions
	Purchases	Sales	Purchases	Sales
Energy Transition & Infrastructure ETF	$11,814,837	$463,835	$—	$29,727,847
Flexible Credit Income ETF(a)	66,157,873	15,796,691	—	—
Short Duration Income ETF(b)	113,146,413	134,488,497	—	—

(a)	Includes purchases and sales of U.S. Government and Agency Obligations of $11,377,429 and $10,839,566, respectively.
(b)	Includes purchases and sales of U.S. Government and Agency Obligations of $5,664,977 and $8,619,404, respectively.
During the year ended October 31, 2024, no brokerage commissions on securities transactions were paid to affiliated brokers.
Note D—Fund Share Transactions:
The Funds issue or redeem capital shares in aggregation of a specified number of shares (each, a "Creation Unit") to certain institutional investors (typically market makers or other broker-dealers) on a continuous basis through the Distributor. Currently, the number of shares that constitutes a Creation Unit is 25,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities, cash or a combination thereof, consistent with a Fund's investment objective, policies and disclosure.
Share activity for the year ended October 31, 2024, was as follows:
Fund	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Energy Transition & Infrastructure ETF(a)	375,000	—	(1,000,000)	(625,000)
Flexible Credit Income ETF(b)	1,025,001	—	—	1,025,001
Short Duration Income ETF(c)(d)(e)	1,222,987	102,768	(1,243,956)	81,799

(a)	Period from September 1, 2024 to October 31, 2024.
(b)	Period from June 24, 2024 (Commencement of Operations) to October 31, 2024.
(c)	After the close of business on June 21, 2024, the Predecessor Fund was reorganized into Short Duration Income ETF.
(d)
After the close of business on June 14, 2024, the Predecessor Fund's Institutional Class underwent a reverse stock split. The capital share activity presented here has been retroactively adjusted to reflect this split. See
Note A of the Notes to Financial Statements.

(e)
The share activities disclosed include those of the Predecessor Fund's Investor Class, Trust Class, Institutional
Class, Class A and Class C shares sold of 64,214, 35,147, 1,072,342, 40,943 and 8,185, shares issued on reinvestment of dividends and distributions of 56,308, 7,053, 94,811, 18,750 and 2,899, and shares redeemed of (2,349,051), (325,527), (1,116,637), (853,104) and (143,165), respectively

Share activity for the year ended August 31, 2024, was as follows:

Fund	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Energy Transition & Infrastructure ETF	50,000	—	—	50,000
Share activity for the year ended October 31, 2023, was as follows:

Fund	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Energy Transition & Infrastructure ETF(a)	825,000	—	—	825,000
Short Duration Income ETF(b)(c)	1,905,288	301,878	(2,250,863)	(43,697)

(a)	Year ended August 31, 2023.
(b)
After the close of business on June 14, 2024, the Fund’s Institutional Class underwent a reverse stock split.
The capital share activity presented here has been retroactively adjusted to reflect this split. See Note A of the Notes to Financial Statements.

(c)
The share activities disclosed include those of the Predecessor Fund's Investor Class, Trust Class, Institutional
Class, Class A and Class C shares sold of 59,542, 48,980, 8,306,741, 552,862 and 66,838, shares issued on reinvestment of dividends and distributions of 103,163, 15,403, 1,066,131, 25,997 and 6,244 and shares redeemed of (349,787), (121,411), (10,106,130), (223,878) and (123,748), respectively.

The dollar amounts disclosed in the Statements of Changes and referenced in footnote (c) following the Statements of Changes are the totals from fund share transactions of the Investor Class shares, Trust Class shares, Institutional Class shares, Class A shares and Class C shares of the Predecessor Fund:
	For the Year Ended October 31, 2024				For the Year Ended October 31, 2023
	Proceeds from Shares Sold	Proceeds from Reinvestment of Dividends and Distributions	Payments for Shares Redeemed	Total	Proceeds from Shares Sold	Proceeds from Reinvestment of Dividends and Distributions	Payments for Shares Redeemed	Total
Short Duration Income ETF
Investor Class	$452,677	$399,424	$(16,648,435)	$(15,796,334)	$419,213	$726,610	$(2,449,259)	$(1,303,436)
Trust Class	237,088	47,681	(2,200,909)	(1,916,140)	329,096	103,444	(814,289)	(381,749)
Institutional Class	53,795,063	5,141,728	(59,761,430)	(824,639)	58,417,912	7,507,614	(71,129,639)	(5,204,113)
Class A	277,058	126,748	(5,766,464)	(5,362,658)	3,728,772	174,248	(1,507,005)	2,396,015
Class C	55,152	19,600	(967,524)	(892,772)	453,171	41,939	(831,996)	(336,886)
Note E—Line of Credit:
At October 31, 2024, each Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple Secured Overnight Financing Rate ("SOFR") plus

1.10% per annum, or (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. Each Fund that is a participant has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by such Fund and other costs incurred by such Fund (for Energy Transition & Infrastructure ETF, the pro rata share of the commitment fee and any other Credit Facility cost shared by the participants are covered under the investment management fee described further in Note B). Because several funds participate in the Credit Facility, there is no assurance that an individual fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at October 31, 2024. During the year ended October 31, 2024, none of the Funds utilized the Credit Facility.
Note F—Recent Accounting Pronouncements:
In June 2022, FASB issued Accounting Standards Update No. 2022-03, "Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions" ("ASU 2022-03"). ASU 2022-03 clarifies the guidance in ASC 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the ability to apply a discount to the fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management has elected to early adopt ASU 2022-03.
In December 2022, the FASB issued Accounting Standards Update No. 2022-06, "Reference Rate Reform (Topic 848)" ("ASU 2022-06"), which is an update to Accounting Standards Update No. 2021-01,"Reference Rate Reform (Topic 848)" ("ASU 2021-01") and defers the sunset date for applying the reference rate reform relief in Topic 848. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR. Regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management does not expect ASU 2022-06 to have a material impact on the Funds' financial statements.
Note G—Change in Fiscal Year End:
On June 27, 2024, the Neuberger Berman ETF's Funds' Board of Trustees approved a change in fiscal year end from August 31 to October 31 for Energy Transition & Infrastructure ETF. This change was effective on October 15, 2024 beginning with the prior fiscal period, September 1, 2024.

Financial Highlights
ETF Trust
The following tables include selected data for a share outstanding throughout each fiscal period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. Net Assets with a zero balance, if any, may reflect actual amounts rounding to less than $0.1 million. A "—" indicates that the line item was not applicable in the corresponding fiscal period.
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or Losses on Securities (both realized and unrealized)	Total Income (Loss) From Investment Operations	Dividends from Net Investment Income	Tax Return of Capital	Total Distributions
Energy Transition & Infrastructure ETF

Period from 9/1/2024 to 10/31/2024[d]	$29.43	$0.01	$1.19	$1.20	$—	$—	$—
8/31/2024	$24.16	$0.39	$5.19	$5.58	$(0.31)	$—	$(0.31)
8/31/2023	$24.20	$0.41	$(0.25)	$0.16	$(0.20)	$—	$(0.20)
Period from 4/6/2022[h] to 8/31/2022	$25.15	$0.14	$(1.09)	$(0.95)	$—	$—	$—

Flexible Credit Income ETF

Period from 6/24/2024[h] to 10/31/2024	$50.00	$1.21	$0.66	$1.87	$(0.92)	$—	$(0.92)

Short Duration Income ETF[j]

10/31/2024[k]	$49.12	$2.70	$1.57	$4.27	$(2.60)	$—	$(2.60)
10/31/2023[k]	$49.19	$2.33	$0.07	$2.40	$(2.47)	$—	$(2.47)
10/31/2022[k]	$54.55	$1.48	$(5.08)	$(3.60)	$(1.69)	$(0.07)	$(1.76)
10/31/2021[k]	$54.48	$1.41	$0.35	$1.76	$(1.69)	$—	$(1.69)
10/31/2020[k]	$54.98	$1.69	$(0.50)	$1.19	$(1.69)	$—	$(1.69)
See Notes to Financial Highlights

Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[c]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$30.63	4.10%	$14.6	0.65%[e]	0.55%[e]	0.23%[e]	2%[f,g]
$29.43	23.31%	$32.4	0.65%	0.55%	1.53%	12%[f]
$24.16	0.70%	$25.4	0.65%	0.55%	1.68%	10%[f]
$24.20	(3.79)%[g]	$5.4	0.65%[e]	0.55%[e]	1.54%[e]	5%[f,g]

$50.95	3.74%[g]	$52.2	1.47%[e,i]	0.39%[e]	6.78%[e]	33%[g]

$50.79	8.64%[l]	$151.2	0.57%	0.34%	5.37%	74%
$49.12	4.98%[l]	$142.1	0.57%	0.34%	4.76%	65%
$49.19	(6.65)%[l]	$147.6	0.59%	0.34%	2.87%	76%
$54.55	3.26%[l]	$90.0	0.74%	0.35%	2.53%	91%
$54.48	2.31%	$55.7	0.79%	0.36%	3.08%	165%

Notes to Financial Highlights

a	Calculated based on the average number of shares outstanding during each fiscal period.
b
Total return based on per share NAV reflects the effects of changes in NAV on the performance of each
Fund during the each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Each of Energy Transition
& Infrastructure ETF and Flexible Credit ETF, has a limited performance history that should not be relied on.
Past performance, particularly for brief periods of time, are not indicative of future returns. Total return would have been lower if Management had not reimbursed and/or waived certain expenses and/or waived a portion of the investment management fee (for certain periods). Total return would have been higher if
Management had not recouped previously reimbursed and/or waived expenses.

c	Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee.
d	The fiscal year end changed from August 31 to October 31. This period represents the two-month period from September 1, 2024 to October 31, 2024.
e	Annualized.
f	Portfolio turnover rate excludes securities received or delivered in-kind. Had the Funds listed below included securities received or delivered in-kind the portfolio turnover rate would have been:

	Year Ended October 31,	Year Ended August 31,
	2024	2024	2023	2022
Energy Transition & Infrastructure ETF	45% (1)	12%	12%	8% (2)

(1) Period from September 1, 2024 to October 31, 2024.
(2) Period from April 6, 2022 (Commencement of Operations) to August 31, 2022.

g	Not annualized.
h	The date investment operations commenced.
i	Organization expense, which is a non-recurring expense, is included in these ratios on a non-annualized basis.
j	Financial highlights prior to the close of business on June 21, 2024 are of the Predecessor Fund.
k
After the close of business on June 14, 2024, the Predecessor Fund’s Institutional Class underwent a reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split. See Note A of the Notes to Financial Statements.

l
The class action proceeds listed in Note A of the Notes to Financial Statements, if any, had no impact on the
Funds’ total returns for the year ended October 31, 2024. The class action proceeds received in 2023, 2022,
2021 and 2020 had no impact on the Funds’ total returns for the years ended October 31, 2023, 2022,
2021 and 2020, respectively.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
Neuberger Berman ETF Trust and the Shareholders of:
Neuberger Berman Energy Transition & Infrastructure ETF
Neuberger Berman Flexible Credit Income ETF
Neuberger Berman Short Duration Income ETF
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Neuberger Berman Energy Transition & Infrastructure ETF (formerly Neuberger Berman Carbon Transition & Infrastructure ETF), Neuberger Berman Flexible Credit Income ETF and Neuberger Berman Short Duration Income ETF (collectively referred to as the "Funds"), (three of the series constituting Neuberger Berman ETF Trust (the "Trust")), including the schedules of investments, as of October 31, 2024, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (three of the series constituting Neuberger Berman ETF Trust) at October 31, 2024, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual fund constituting Neuberger Berman ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Neuberger Berman Energy Transition & Infrastructure ETF	For the period from September 1, 2024 to October 31, 2024 and the year ended August 31, 2024	For the period from September 1, 2024 to October 31, 2024 and each of the two years in the period ended August 31, 2024	For the period from September 1, 2024 to October 31, 2024, for each of the two years ended August 31, 2024 and the period from April 6, 2022 (commencement of operations) to August 31, 2022
Neuberger Berman Flexible Credit Income ETF	For the period from June 24, 2024 (commencement of operations) to October 31, 2024	For the period from June 24, 2024 (commencement of operations) to October 31, 2024	For the period from June 24, 2024 (commencement of operations) to October 31, 2024
Neuberger Berman Short Duration Income ETF	For the year ended October 31, 2024	For each of the two years in the period ended October 31, 2024	For each of the five years in the period ended October 31, 2024
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Neuberger Berman investment companies since 1954.
Boston, Massachusetts
December 26, 2024

Directory
Investment Manager and Administrator
Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Distributor
Neuberger Berman BD LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Custodian and Transfer Agent
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
For Shareholders, address correspondence to:
Neuberger Berman Funds
1776 Heritage Drive, 3rd Floor
North Quincy, MA 02171
Legal Counsel
K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Report of Votes of Shareholders
A Special Meeting of Shareholders was held on October 14, 2024, for Energy Transition ETF (formerly Neuberger Berman Carbon Transition & Infrastructure ETF) (the "Fund"). At the meeting, the following matters were voted on and approved. Shareholders voted to approve (1) a change in the Fund’s classification from a diversified to a non-diversified; (2) a change to the Fund’s  fundamental policy on industry concentration; and (3) a change to the Fund’s fee structure from a unitary fee arrangement to a separate management agreement and administration agreement, including approval of the new management agreement. There were no changes to any other Funds.
The results of the voting at the meeting are as follows:
1. To change the Fund from a diversified to a non-diversified fund.

Number of Shares
Votes For	Votes Against	Abstentions
906,933	33,096	—

2. To change the Fund's fundamental policy on industry concentration.

Number of Shares
Votes For	Votes Against	Abstentions
905,881	34,148	—

3. To change the Fund's current management agreement from a unitary fee arrangement to a separate management agreement and administration agreement, including approval of the new management agreement.

Number of Shares
Votes For	Votes Against	Abstentions
909,038	29,914	1,077

Board Consideration of the Management Agreement with Respect to Neuberger Berman Energy Transition & Infrastructure ETF
At a meeting held on June 27, 2024, the Board of Trustees of Neuberger Berman ETF Trust (the "Trust"), including the Trustees who are not "interested persons" of the Trust or of Neuberger Berman Investment Advisers LLC ("Management") (including its affiliates), as such term is defined under the Investment Company Act of 1940, as amended ("1940 Act") ("Independent Fund Trustees"), considered whether to approve a change to a separate investment management agreement (the "Management Agreement") and administration agreement ("Administration Agreement") with respect to Neuberger Berman Energy Transition & Infrastructure ETF (the "Fund"). Prior to approving the Management Agreement with respect to the Fund, the Board of the Trust, including the Independent Fund Trustees, evaluated the Fund’s current management agreement, (the "Current Agreement") and considered the change to a separate Management Agreement and Administration Agreement.
Consideration of the Management Agreement occurred concurrently with the Board's annual consideration of whether to renew the Current Agreement, carried out pursuant to Section 15(c) of the 1940 Act. In that process, the Board conducts an extensive review of the materials submitted by Management and a report from an independent data service. Since that process was expected to be concluded at the next quarterly meeting of the Board, the Board took into consideration that information and the consideration of the Current Agreement conducted in the prior year, which is included below, as part of its evaluation of whether to approve the Management Agreement.
In evaluating the Management Agreement, the Board considered the proposed changes to the investment program recommended by Management, including the proposed rationale for the changes and the other proposals that would need to be submitted to shareholders to implement the investment program. The Board considered that they have generally been satisfied with the nature and quality of the services provided to the Fund, including investment advisory, administrative and support services.
The Board also considered the broad range of information relevant to the Management Agreement that is provided to the Board (including their various standing committees) at meetings throughout the year and for the annual consideration of continuance of contracts for other series of other open-end funds. The Board established the Contract Review Committee, which is comprised of Independent Fund Trustees, to assist in its evaluation and analysis of materials for contract review. The Board has also established other committees that focus throughout the year on specific areas relevant to contract review, such as performance or compliance matters, and that are charged with specific responsibilities regarding the annual contract review. Those committees provide reports to the full Board, including the members of the Contract Review Committee, which consider that information as part of a contract review process.
In connection with its approval of the Management Agreement with respect to the Fund, the Board evaluated the terms of the Management Agreement, the overall fairness of the Management Agreement to the Fund and whether the Management Agreement was in the best interests of the Fund and its shareholders. The Board considered all factors it deemed relevant with respect to the Fund, including the following factors: (1) the nature, extent, and anticipated quality of the services to be provided by Management; (2) the expected costs of the services to be provided by Management; (3) the extent to which economies of scale might be realized as the Fund grows; and (4) whether proposed fee levels reflect any such potential economies of scale for the benefit of the Fund's shareholders. The Board's determination to approve the Management Agreement was based on a consideration of all information provided to the Board. This description is not intended to include all of the factors considered by the Board. The Board members did not identify any particular factor that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. Additionally, the information and factors considered, and weight placed on any particular information or factor may change over time. The Board focused on the costs and benefits of the Management Agreement to the Fund and, through the Fund, its shareholders.

With respect to the nature, extent and quality of the services to be provided, the Board considered the investment philosophy and decision-making processes of, and the qualifications, experience, and capabilities and succession plans of, and the resources available to, the portfolio management personnel of Management who would perform services for the Fund under the new investment program. The Board noted that the terms of the advisory services provided under the new Management Agreement as compared to the Current Agreement are the same. The Board considered the historical composite performance of the new investment program that was managed by the proposed new portfolio management team at Management and Management's assertion regarding the potential for the new investment program for the Fund to be more attractive to current and potential investors. The Board noted that Management also would provide certain administrative services, including fund accounting and compliance services, pursuant to a separate Administration Agreement. The Board noted that these services had previously been provided to the Fund under the Current Agreement without a separate Administration Agreement. The Board also considered Management's policies and practices regarding brokerage, commissions and other trading costs, and allocation of portfolio transactions for the Fund. Moreover, the Board considered Management's approach to potential conflicts of interest both generally and between a fund's investments and those of other funds or accounts managed by Management. The Board noted the extensive range of services that Management will provide to the Fund beyond the investment management services. The Board noted that Management will also be responsible for monitoring compliance with the Fund's investment objectives, policies and restrictions, as well as compliance with applicable law, including implementing regulatory initiatives of the U.S. Securities and Exchange Commission and other regulators. The Board considered that Management will continue to assume significant ongoing entrepreneurial and business risks as the investment adviser and sponsor for the Fund, for which it is entitled to reasonable compensation. The Board also considered that Management's responsibilities will include continual management of investment, operational, cybersecurity, enterprise, legal, regulatory and compliance risks as they relate to the Fund, and the Board considers on a regular basis information regarding Management's processes for monitoring and managing risk. The Board also considered that Management was bearing the costs to implement these changes to the investment program, including the costs of this proxy statement.
The Board also noted that the Fund would use the same service providers it currently uses and considered its review and evaluation, in its capacity as the Board, of Management's activities to oversee the various outside service providers, including its renegotiation of certain service providers' fees and its evaluation of service providers' infrastructure, cybersecurity programs, compliance programs, and business continuity programs, among other matters. The Board also considered Management's ongoing development of its own infrastructure and information technology that will support the Fund through, among other things, cybersecurity, business continuity planning, and risk management. In addition, the Board noted the positive compliance history of Management, as no significant compliance problems were reported to the Board with respect to Management. The Board also considered the general structure of the portfolio managers' compensation for the Fund, and whether this structure provides appropriate incentives for portfolio managers to act in the best interests of the Fund that they manage. The Board also considered the ability of Management to attract and retain qualified personnel to service the Fund.
The Board also considered the manner in which Management addressed various matters that have arisen during the year, some of them a result of developments in the broader fund industry or the regulations governing it. In addition, the Board considered actions taken by Management in response to market conditions over the past year and considered the overall performance of Management in this context.
With respect to the overall fairness of the Management Agreement, the Board considered the fee structure proposed for the Fund under the Management Agreement as compared to the Current Agreement and as compared to a peer group of funds having comparable investment programs. The Board considered that the Current Agreement requires Management to pay for all of the Fund's ordinary operating expenses pursuant to a unitary fee arrangement. The Board considered that the separate Management Agreement and Administration Agreement would not require Management to pay for all the Fund's ordinary operating expenses and that the

Fund would be responsible for paying a separate investment advisory fee under the Management Agreement and an administration fee under the Administration Agreement. In this connection, the Board considered that Management would implement a contractual expense cap until October 31, 2028 to ensure that the Fund's total annual operating expenses do not exceed the fee under the Current Agreement. The Board considered that if Management does not continue the contractual expense cap after the expiration date, since the Fund would be responsible for its ordinary operating expenses, the total annual operating expenses for the Fund likely will be higher than the unitary fee under the Current Agreement. The Board also reviewed a comparison of the Fund's total expense ratio against a peer group of comparable funds and noted that the comparative total expense ratio analysis includes, in the Fund's management fee, the separate administration fee to be paid to Management. The Board noted that the Fund's total expense ratio was much lower than the median total expense ratio of its peer group. It also recognized that the proposed management fee rate under the Management Agreement was much lower than the median management fee rate of the peer group, while also acknowledging that since some peers have a unitary fee or other structure, the total expense ratio is therefore a better comparison for these purposes. The Board considered the Fund's total expense ratio as compared with its peer group as a way of taking account of the differences in fee structure between the Funds and the funds in the peer group since the peer group consisted of, among other entities, ETFs, mutual funds and exchange traded notes.
The Board also considered the rationale for the change to the structure of the Current Agreement and the unitary fee, noting that all the ETFs launched by Management since the Fund commenced operations with two other ETFs involved a fee structure with a separate investment advisory fee under the Management Agreement and an administrative fee under the Administration Agreement. The Board also noted that all the mutual funds managed by Management utilize a fee structure that involves a separate management agreement and administration agreement. The Board also observed that the Fund’s anticipated profitability for Management was not expected to change in the near term since the contractual expense cap with the Proposed Agreements would be the same as the unitary fee under the Current Agreement.
The Board also evaluated apparent or anticipated economies of scale in relation to the services Management provides to the Fund. In addition, the Board considered the contractual expense cap arrangement that reduces the Fund’s expenses, which can have an effect similar to breakpoints in sharing economies of scale with shareholders. The Board considered that the Fund's fee structure does not provide for a reduction of payments resulting from the use of breakpoints, and concluded that the fee structure was reasonable based in part on the nature of the Fund and its investment strategy, in part based on the proposed expense limitation and the observation that the Fund was priced to scale – that is, the projected expense ratios for the Fund were comparable to those of much larger funds. The Board concluded that the benefits expected to accrue to Management and its affiliates by virtue of their relationship to the Fund were reasonable in light of the reasonably anticipated costs of providing the investment advisory and other services and the benefits expected to accrue to the Fund.
Conclusions
In approving the Management Agreement, the Board concluded that, in its business judgment, the terms of the Management Agreement are fair and reasonable to the Fund and that approval of the Management Agreement is in the best interests of the Fund and its shareholders. In reaching this determination, the Board considered that Management could be expected to provide a high level of service to the Fund under the new investment program; that Management was bearing the costs of implementing the new investment program for the Fund; that the change to the Fund's fee structure appeared to the Board to be reasonable given the nature, extent, and quality of services expected to be provided, including the rationale for the changes provided by Management; and that the benefits expected to accrue to Management and its affiliates by virtue of their relationship with the Fund were reasonable in light of the reasonably anticipated costs of providing the investment advisory and other services and the benefits expected to accrue to the Fund.

Board Consideration of the Fund’s Current Agreement
At a meeting held on October 5, 2023, the Board, including the Independent Fund Trustees, approved the continuation of the Current Agreement for the Fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the Fund and its shareholders; (ii) a comparison of the Fund’s performance, fees and expenses relative to various peers; (iii) the costs of the services provided by, and the estimated profit or loss by Management from its relationships with the Fund; (iv) any apparent or anticipated economies of scale in relation to the services Management provides to the Fund and whether any such economies of scale are shared with Fund shareholders; and (v) any "fall-out" benefits likely to accrue to Management and its affiliates from their relationship with the Fund. Throughout the process, the Independent Fund Trustees are advised by counsel that is experienced in 1940 Act matters and that is independent of Management ("Independent Counsel").
In evaluating the Current Agreement with respect to the Fund, the Board, including the Independent Fund Trustees, reviewed extensive materials provided by Management in response to questions submitted by the Independent Fund Trustees and Independent Counsel, which the Contract Review Committee annually considers and updates. It also met with senior representatives of Management regarding its personnel, operations, and profitability as they relate to the Fund. The annual contract review extends over at least two regular meetings of the Board to ensure that Management has time to respond to any questions the Independent Fund Trustees may have on their initial review of the materials and that the Independent Fund Trustees have time to consider those responses.
In connection with its deliberations, the Board also considered the broad range of information relevant to the annual contract review that is provided to the Board (including its various standing committees) at meetings throughout the year. The Board established the Contract Review Committee, which is comprised solely of Independent Fund Trustees, to assist in its evaluation and analysis of materials for the annual contract review. The Board has also established other committees that focus throughout the year on specific areas relevant to the annual contract review, such as Fund performance or compliance matters, and that are charged with specific responsibilities regarding the annual contract review. Those committees provide reports to the full Board, including the members of the Contract Review Committee, which consider that information as part of the annual contract review process.
The Independent Fund Trustees received from Independent Counsel a memorandum discussing the legal standards for their consideration of the proposed continuation of the Current Agreement. During the course of the year and during their deliberations regarding the annual contract review, the Contract Review Committee and the Independent Fund Trustees met with Independent Counsel separately from representatives of Management.
Provided below is a description of the Board’s contract approval process and material factors that the Board considered at its meetings regarding renewal of the Current Agreement and the compensation to be paid thereunder. In connection with its approval of the continuation of the Current Agreement, the Board evaluated the terms of the Current Agreement, the overall fairness of the Current Agreement to the Fund, and whether the Current Agreement was in the best interests of the Fund and its shareholders. The Board’s determination to approve the continuation of the Current Agreement was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically in connection with the annual contract review.
This description is not intended to include all of the factors considered by the Board. The Board members did not identify any particular information or factor that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. The Board focused on the costs and benefits of the Current Agreement to the Fund and, through the Fund, its shareholders.

Nature, Extent, and Quality of Services
With respect to the nature, extent and quality of the services provided, the Board considered the investment philosophy and decision-making processes of, and the qualifications, experience, and capabilities of, and the resources available to, the portfolio management personnel of Management who perform services for the Fund. The Board noted that Management also provides certain administrative services, including fund accounting, compliance, and shareholder support services. The Board also considered Management’s policies and practices regarding brokerage, commissions, other trading costs, and allocation of portfolio transactions, and reviewed the quality of the execution services that Management had provided. The Board also reviewed Management’s use of brokers to execute Fund transactions that provide research services to Management. Moreover, the Board considered Management’s approach to potential conflicts of interest both generally and between the Fund’s investments and those of other funds or accounts managed by Management.
The Board recognized the extensive range of services that Management provides to the Fund beyond the investment management services. The Board noted that Management is also responsible for monitoring compliance with the Fund’s investment objectives, policies and restrictions, as well as compliance with applicable law, including implementing rulemaking initiatives of the U.S. Securities and Exchange Commission. The Board considered that Management assumes significant ongoing entrepreneurial and business risks as the investment adviser and sponsor for the Fund, for which it is entitled to reasonable compensation. The Trustees also considered that Management’s responsibilities will include continual management of investment, operational, cybersecurity, enterprise, valuation, liquidity, legal, regulatory and compliance risks as they relate to the Fund, and the Board considers on a regular basis information regarding Management’s processes for monitoring and managing risk. In addition, the Board also noted that when Management launches a new fund, it assumes entrepreneurial risk with respect to that fund until it maintains a certain level of assets, if ever, that is profitable to Management. In this regard, the Board considered the entrepreneurial and business risks taken by Management to launch exchange-traded funds, such as the Fund.
The Board also reviewed and evaluated Management’s activities under its contractual obligation to oversee the Fund’s various outside service providers, including its evaluation of service providers’ infrastructure, cybersecurity programs, compliance programs, and business continuity programs, among other matters. The Board also considered Management’s ongoing development of its own infrastructure and information technology to support the Fund through, among other things, cybersecurity, business continuity planning, and risk management. In addition, the Board noted the positive compliance history of Management, as no significant compliance problems were reported to the Board with respect to Management. The Board also considered the general structure of the portfolio managers’ compensation, and whether this structure provides appropriate incentives to act in the best interests of the Fund. The Board also considered the ability of Management to attract and retain qualified personnel to service the Fund and the ability to plan for succession.
The Board also considered the manner in which Management addressed various matters that arose during the year, some of them a result of developments in the broader fund industry or the regulations governing it. In addition, the Board considered actions taken by Management, in response to market conditions over the past year and considered the overall performance of Management in this context.
In addition, the Board considered the terms of the Current Agreement with respect to the Fund under which it pays Management a single fee to provide or obtain certain of the services necessary for fund operations including, but not limited to, investment advisory, custody, audit, administrative, compliance and recordkeeping services.
Fund Performance
For the Fund, since the Fund launched in 2022 and was not yet operational for a calendar year, the Board requested a report from Management that compared the Fund’s performance to various peers in the Fund’s peer category as defined by independent fund analytics providers ("Peer Group") in addition to a group of industry peers ("Expense Group") information provided by an outside consulting firm that specializes in the analysis of fund industry data. The Board considered the Fund’s performance and fees in light of the limitations inherent in the methodology for constructing such comparative groups and determining which investment companies should be included in the comparative groups, noting differences as compared to certain fund industry ranking and rating systems. The Board also considered the impact and inherent limitation on the comparisons due to the number of funds included in the Fund’s Expense Group and Peer Group.
With respect to investment performance, the Board considered information regarding the Fund’s performance, net of the Fund’s fees and expenses, on an absolute basis, relative to a benchmark index that does not deduct the fees or expenses of investing, and compared to the performance of its Peer Group, constructed by an independent fund analytics group. The Board also reviewed performance in relation to certain measures of the degree of investment risk undertaken by the portfolio managers. In the case of underperformance for any of the periods reported, the Board considered the magnitude and duration of that underperformance relative to the Peer Group and/or the benchmark (e.g., the amount by which the Fund underperformed, including, for example, whether the Fund slightly underperformed or significantly underperformed its benchmark). The Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of the Current Agreement and that, after considering all relevant factors, it determined to approve the continuation of the Current Agreement notwithstanding the Fund’s relative performance.
Fee Rates, Profitability, and Fall-out Benefits
With respect to the overall fairness of the Current Agreement, the Board considered the fee structure for the Fund under the Current Agreement as compared to the Expense Group provided by the consulting firm.
The Board considered the Fund’s unitary fee structure, under which the Fund pays for the advisory and supervisory and administrative services it requires for one set fee. In return for this unitary fee, Management provides or obtains certain of the services necessary for fund operations including, but not limited to, investment advisory, custody, audit, administrative, compliance and recordkeeping services. The Board considered that the unitary fee leads to fund fees that are fixed over the contract period, rather than variable.
The Board compared the Fund’s contractual and actual management fees to the median of the contractual and actual management fees, respectively, of the Fund’s Expense Group. (The actual management fees are the contractual management fees reduced by any fee waivers or other adjustments.) The Board also compared the Fund’s total expenses to the median of the total expenses of the Fund’s Expense Group.
In concluding that the benefits accruing to Management and its affiliates by virtue of their relationship with the Fund were reasonable in light of the costs of providing the investment advisory and other services and the benefits accruing to the Fund, the Board reviewed specific data as to Management’s estimated profit or loss on the Fund for a recent period on a pre-tax basis without regard to distribution expenses. (The Board also reviewed data on Management’s estimated profit or loss for the Fund after distribution expenses and taxes were factored in, as indicators of the health of the business and the extent to which Management is directing its profits into the growth of the business.)
The Board considered the consistent cost allocation methodology that Management used in developing its estimated profitability figures. In addition, the Board engaged an independent forensic accountant to review the profitability methodology utilized by Management when preparing this information and discussed with the consultant its conclusion that Management’s process for calculating and reporting its estimated profit or loss aligned with the consultant’s guiding principles and industry practices.
The Board further noted Management’s representation that its estimate of profitability is derived using methodology that is consistent with the methodology used to assess and/or report measures of profitability elsewhere at the firm. In addition, the Board recognized that Management’s calculations regarding its costs may not reflect all risks, including regulatory, legal, operational, cybersecurity, reputational, and, where appropriate, entrepreneurial risks, associated with offering and managing an exchange-traded fund in the current regulatory and market environment. The Board also considered any fall-out (i.e., indirect) benefits likely to accrue to Management or its affiliates from their relationship with the Fund, such as research it may receive from broker-dealers executing the Fund’s portfolio transactions on an agency basis. The Board recognized that Management and its affiliates should be entitled to earn a reasonable level of profits for services they provide to the Fund and, based on its review, concluded that Management’s reported level of estimated profitability, if any, of the Fund was reasonable.
Information Regarding Services to Other Clients
The Board also considered whether there were other funds or separate accounts that were advised or sub-advised by Management or its affiliates with investment objectives, policies, and strategies that were similar to those of any of the Fund. In the cases where such funds or separate accounts exist, the Board compared the fees charged to the Fund to the fees charged to such other clients. The Board considered the appropriateness and reasonableness of any differences between the fees charged to the Fund and such other clients, and determined that differences in fees and fee structures were consistent with the differences in the management and other services provided. The Board explored with Management its assertion that the fee rates may differ due to the differences in the level of responsibilities and services provided to the Fund versus the other clients.
Economies of Scale
The Board also evaluated apparent or anticipated economies of scale in relation to the services Management provides to the Fund. In addition, the Board considered the fee waiver arrangement that reduces the Fund’s expenses, which can have an effect similar to breakpoints in sharing economies of scale with shareholders.
The Trustees took into account that the Fund does not provide for a reduction of payments resulting from the use of breakpoints and concluded that the fee structure is reasonable due to the nature of the Fund, its investment strategy and its unitary fee structure. In addition, the Board discussed with Management the reasons why the Fund’s particular investment program was less likely than others to produce economies of scale and considered that setting competitive fee rates and pricing the Fund to scale before it has actually experienced an increase in assets are other means of sharing potential economies of scale with shareholders. The Board also considered that Management has provided, at no added cost to the Fund, certain additional services, including but not limited to, services required by new regulations or regulatory interpretations, services impelled by changes in the securities markets or the business landscape, and/or services requested by the Board. The Board considered that this is a way of sharing economies of scale with the Fund and their shareholders.
Fund-by-Fund Analysis
With regard to the investment performance of the Fund and the fees charged to the Fund, the Board considered the following information. The Peer Group referenced in this section is that identified by independent fund analytics providers, as discussed above. With respect to the quintile rankings for fees and total expenses (net of waivers or other adjustments, if any) for the Fund compared to its Expense Group, the first quintile represents the lowest (best) fees and/or total expenses and the fifth quintile represents the highest fees and/or total expenses.
The Board considered that the Fund had limited performance history as it was launched in March 2022 and also considered the market environment since inception. The Board considered that the Fund ranked in the first quintile of its Lipper peer category for the 7-month period and 1-year period ending July 31, 2023. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee, actual management fee net of fees waived by Management, and total expenses each ranked second of four funds.

Conclusions
In approving the continuation of the Current Agreement, the Board concluded that, in its business judgment, the terms of the Current Agreement is fair and reasonable to the Fund and that approval of the continuation of the Current Agreement is in the best interests of the Fund and its shareholders. In reaching this determination, the Board considered that Management could be expected to continue to provide a high level of service to the Fund; that the performance of the Fund was satisfactory over time; and that the benefits accruing to Management and its affiliates by virtue of their relationship with the Fund were reasonable in light of the costs of providing the investment advisory and other services and the benefits accruing to the Fund. The Board’s conclusions are based in part on its consideration of materials prepared in connection with the approval or continuance of the Current Agreement in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year, in addition to material prepared specifically for the most recent annual review of the Current Agreement.
Neuberger Berman Short Duration Income ETF and Neuberger Berman Flexible Credit Income ETF: Initial Board Consideration of the Management Agreement
Prior to approving the management agreement with Neuberger Berman Investment Advisers LLC ("Management") (the "Agreement") with respect to each of Neuberger Berman Short Duration Income ETF ("Short Duration Income ETF") and Neuberger Berman Flexible Credit Income ETF ("Flexible Credit Income ETF," collectively, the "Funds"), the Board of Trustees (the "Board") of Neuberger Berman ETF Trust (the "Trust"), including the Trustees who are not "interested persons" of the Trust or of Management (including its affiliates), as such term is defined under the Investment Company Act of 1940, as amended ("1940 Act") ("Independent Fund Trustees"), evaluated the Agreement with respect to each Fund at its December 14, 2023 and March 28, 2024 meetings, respectively.  Throughout the process, the Independent Fund Trustees were advised by counsel that is experienced in 1940 Act matters and that is independent of Management ("Independent Counsel"). At its December 14, 2023 meeting, Management explained to the Board its intention to have Short Duration Income ETF acquire the assets of Neuberger Berman Short Duration Bond Fund ("Predecessor Fund") in a tax-free reorganization, subject to the Board's approval and the approval of the Predecessor Fund's Board of Trustees.
In evaluating the Agreement with respect to each Fund, the Board, including the Independent Fund Trustees, reviewed materials provided by Management and met with senior representatives of Management regarding its personnel, operations, and financial condition as they relate to each Fund.
In connection with its deliberations on the Agreement with respect to each Fund, the Board also considered the broad range of information relevant to the Agreement that is provided to the Board (including their various standing committees) at meetings throughout the year and for the annual consideration of continuance of contracts for other funds, including the Predecessor Fund, managed by Management ("NB Funds"). The Board established the Contract Review Committee, which is comprised of Independent Fund Trustees, to assist in its evaluation and analysis of materials for contract review. The Board has also established other committees that focus throughout the year on specific areas relevant to contract review, such as performance or compliance matters, and that are charged with specific responsibilities regarding the annual contract review. Those committees provide reports to the full Board, including the members of the Contract Review Committee, which consider that information as part of a contract review process.
The Independent Fund Trustees receive, at least annually, from Independent Counsel a memorandum discussing the legal standards for their consideration of the Agreement. During the course of their deliberations regarding their review of the Agreement, the Independent Fund Trustees met with Independent Counsel separately from representatives of Management.
In connection with its approval of the Agreement with respect to each Fund, the Board evaluated the terms of the Agreement, the overall fairness of the Agreement to each Fund and whether the Agreement was in the best interests of each Fund and its shareholders. The Board considered all factors it deemed relevant with respect to each Fund, including the following factors: (1) the nature, extent, and anticipated quality of the services to be provided by Management; (2) the expected costs of the services to be provided by Management; (3) the extent to which economies of scale might be realized as each Fund grows; and (4) whether proposed fee levels reflect any such potential economies of scale for the benefit of each Fund's shareholders. The Board's determination to approve the Agreement was based on a comprehensive consideration of all information provided to the Board. This description is not intended to include all of the factors considered by the Board. The Board members did not identify any particular factor that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. Additionally, the information and factors considered, and weight placed on any particular information or factor may change over time. The Board focused on the costs and benefits of the Agreement to each Fund and, through each Fund, its shareholders.
With respect to the nature, extent and quality of the services to be provided, the Board considered the investment philosophy and decision-making processes of, and the qualifications, experience, capabilities, and succession plans of, and the resources available to, the portfolio management personnel of Management who would perform services for each Fund. The Board also considered the historical performance of the Predecessor Fund for Short Duration Income ETF and the historical composite performance of similar accounts managed by Flexible Credit Income ETF's portfolio management team. The Board noted that Management also would provide certain administrative services, including fund accounting and compliance services. The Board also considered Management's policies and practices regarding trade execution, transaction costs, and allocation of portfolio transactions for each Fund and reviewed the quality of the execution services that Management had provided to the Predecessor Fund. Moreover, the Board considered Management's approach to potential conflicts of interest both generally and between a fund's investments and those of other funds or accounts managed by Management. The Board noted the extensive range of services that Management will provide to each Fund beyond the investment management services. The Board noted that Management will also be responsible for monitoring compliance with each Fund's investment objectives, policies and restrictions, as well as compliance with applicable law, including implementing regulatory initiatives of the U.S. Securities and Exchange Commission and other regulators. The Board considered that Management will assume significant ongoing entrepreneurial and business risks as the investment adviser and sponsor for each Fund, for which it is entitled to reasonable compensation. The Board also considered that Management's responsibilities will include continual management of investment, operational, cybersecurity, enterprise, legal, regulatory and compliance risks as they relate to each Fund, and the Board considers on a regular basis information regarding Management's processes for monitoring and managing risk. In addition, the Board also noted that when Management launches a new fund, such as Flexible Credit Income ETF, it assumes entrepreneurial risk with respect to that fund, and that some funds have liquidated without ever having been profitable to Management.
The Board also noted that each Fund would use the same service providers as the other series of the Trust and considered its review and evaluation, in its capacity as the Board, of Management's activities to oversee the various outside service providers, including its renegotiation of certain service providers' fees and its evaluation of service providers' infrastructure, cybersecurity programs, compliance programs, and business continuity programs, among other matters. The Board also considered Management's ongoing development of its own infrastructure and information technology that will support each Fund through, among other things, cybersecurity, business continuity planning, and risk management. In addition, the Board noted the positive compliance history of Management, as no significant compliance problems were reported to the Board with respect to Management. The Board also considered the general structure of the portfolio managers' compensation for each Fund, and whether this structure provides appropriate incentives for portfolio managers to act in the best interests of each Fund that they manage. The Board also considered the ability of Management to attract and retain qualified personnel to service each Fund.
The Board also considered the manner in which Management addressed various matters that have arisen during the year for the NB Funds, some of them a result of developments in the broader fund industry or the regulations governing it. In addition, the Board considered actions taken by Management, on behalf of the NB Funds, in response to market conditions over the past year and considered the overall performance of Management in this context.
With respect to the overall fairness of the Agreement, the Board considered each Fund's proposed fee structure and anticipated total expense ratios under the Agreement as compared to a peer group of funds having comparable investment programs. With respect to Short Duration Income ETF, the Board reviewed a comparison of its proposed management fee to the Predecessor Fund, noting that the Fund's management fee was lower than the Predecessor Fund's management fee. It considered the benefits to the Predecessor Fund's shareholders from the fact that Short Duration Income ETF's total expense ratio, after application of the contractual expense limitation, would be lower than Class A, Class C, Investor Class, and Trust Class of the Predecessor Fund and the same as the Institutional Class of the Predecessor Fund. The Board also reviewed a comparison of Short Duration Income ETF's proposed management fee and anticipated total expense ratio after application of the contractual expense limitation against a peer group of comparable funds. While both were higher than the peer group's median management fee and total expense ratio, Short Duration Income ETF’s proposed management fee was lower than the median management fee of the active funds in the peer group, and its anticipated total expense ratio was the same as the median total expense ratio of the active funds in the peer group. With respect to Flexible Credit Income ETF, the Board considered that management is proposing to institute a one-year contractual waiver of Flexible Credit Income ETF's investment advisory fee of 10 basis points and a corresponding reduction of 10 basis points in the Fund's proposed contractual expense limitation. As compared to its peer group of funds, Flexible Credit Income ETF's proposed management fee and anticipated total expense ratio after application of the fee waiver and contractual expense limitation were lower than the median management fee rate and total expense ratio.
The Board considered that the Short Duration Income ETF did not have performance information since it had not commenced operations. However, the Board considered the performance information of the Predecessor Fund. The Board considered that, based on performance data for the periods ended March 31, 2024: (1) as compared to its benchmark, the Predecessor Fund's performance was higher for the 1-, 3-, 5- and 10-year periods; and (2) as compared to its Performance Universe, the Predecessor Fund's performance was in the second quintile for the 1-, 3- and 5-year periods and the third quintile for the 10-year period. In addition, the Board met with the portfolio management team in June 2024.
The Board also considered other funds or separate accounts that were advised or sub-advised by Management or its affiliates with investment objectives, policies, and strategies that were similar to those of Flexible Credit Income ETF, and compared the fees charged to Flexible Credit Income ETF to the fees charged to such comparable funds and/or separate accounts. The Board considered the appropriateness and reasonableness of any differences between the fees charged to Flexible Credit Income ETF and such comparable funds and/or separate accounts, and determined that differences in fees and fee structures were consistent with the differences in the management and other services provided. The Board noted that the rates of fees paid by such accounts were higher than the fee rates paid by Flexible Credit Income ETF.
The Board considered that each Fund's management fee includes separate advisory and administrative fees paid to Management whereas many exchange-traded funds in the industry utilize a unitary fee structure, under which those funds pay for the advisory, supervisory, and administrative services for one set fee. Accordingly, the Board considered each Fund's total expense ratio as compared with its peer group as a way of taking account of the differences in fee structure between the Funds and the funds in the peer group.
The Board also considered the proposed contractual expense limitation for each Fund and management fee waiver for Flexible Credit Income ETF. The Board considered that each Fund's fee structure does not provide for a reduction of payments resulting from the use of breakpoints, and concluded that the fee structure was reasonable based in part on the nature of each Fund and its investment strategy, in part based on the proposed expense limitation for each Fund, and management fee waiver for Flexible Credit Income ETF, and the observation that each Fund was priced to scale – that is, the projected expense ratios for each Fund were comparable to those of much larger funds. The Board also considered the projected profitability for each Fund provided by Management and any fall-out (i.e., indirect) benefits likely to accrue to Management or its affiliates from their relationship with each Fund. The Board concluded that the benefits expected to accrue to Management and its affiliates by virtue of their relationship to each Fund were reasonable in light of the reasonably anticipated costs of providing the investment advisory and other services and the benefits expected to accrue to each Fund.
Conclusions
In approving the Agreement, the Board concluded that, in its business judgment, the terms of the Agreement are fair and reasonable to each Fund and that approval of the Agreement is in the best interests of each Fund and its shareholders. In reaching this determination, the Board considered that Management could be expected to provide a high level of service to each Fund; that each Fund's proposed fee structure appeared to the Board to be reasonable given the nature, extent, and quality of services expected to be provided; and that the benefits expected to accrue to Management and its affiliates by virtue of their relationship with each Fund were reasonable in light of the reasonably anticipated costs of providing the investment advisory and other services and the benefits expected to accrue to each Fund.

Notice to Shareholders
For the fiscal period ended October 31, 2024, each Fund makes the following designation, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as Qualified Dividend Income. Complete information regarding each Fund’s Qualified Dividend Income distributions during the calendar year 2024 will be reported in conjunction with Form 1099-DIV.
Fund	Qualified Dividend Income
Energy Transition & Infrastructure ETF(a)	$31,119
Flexible Credit Income ETF	—
Short Duration Income ETF	—

(a)	Period from September 1, 2024 to October 31, 2024.

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
877.628.2583
www.nb.com/ETF
Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus which you can obtain by calling 877.628.2583. An investor should consider carefully a Fund’s investment objectives, risks and fees and expenses, which are described in its prospectus, before investing.

Z0625  12/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
There was nothing to report with respect to this item.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
There was nothing to report with respect to this item.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The remuneration paid to trustees, officers, and others for each series is disclosed in the Registrant's financial statements, which is included in Item 7 of this Form N-CSR.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
The statement regarding the basis for the approval of the investment advisory contracts is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 13.  Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the Registrant.
Item 15.	Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which shareholders may recommend nominees to the Board.
Item 16.  Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.
Item 18. Recovery of Erroneously Awarded Compensation
Not applicable to the Registrant.
Item 19.  Exhibits.
(a)(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Absolute Return Multi-Manager Fund's Form N-CSR, Investment Company Act file number 811-21715 (filed January 6, 2025).

(a)(2)	Not applicable to the Registrant.
(a)(3)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.
(a)(4)	Not applicable to the Registrant.
(a)(5)	Not applicable to the Registrant.
(b)	The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.
The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman ETF Trust

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President
Date: January 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President
Date: January 6, 2025

By: /s/ John M. McGovern
       John M. McGovern
Treasurer and Principal Financial and Accounting Officer
Date: January 6, 2025